UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3329

Variable Insurance Products Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Equity-Income Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.0
Verizon Communications, Inc.	3.5
Wells Fargo & Co.	3.3
Cisco Systems, Inc.	3.0
Johnson & Johnson	2.9
Bank of America Corp.	2.8
Chevron Corp.	2.3
United Technologies Corp.	2.2
Citigroup, Inc.	2.2
DowDuPont, Inc.	2.2
28.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	22.1
Health Care	11.7
Information Technology	11.1
Energy	9.6
Consumer Discretionary	9.1

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	92.1%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 12.2%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.8%
General Motors Co.	1,048,800	$41,322,720
Hotels, Restaurants & Leisure - 3.9%
Bluegreen Vacations Corp.	324,000	7,711,200
Carnival Corp.	228,600	13,101,066
Cedar Fair LP (depositary unit)	289,200	18,222,492
Dunkin' Brands Group, Inc. (a)	493,100	34,058,417
McDonald's Corp.	570,000	89,313,300
Royal Caribbean Cruises Ltd.	129,100	13,374,760
Wyndham Destinations, Inc.	268,700	11,895,349
Wyndham Hotels & Resorts, Inc.	262,300	15,431,109
		203,107,693
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	127,200	5,931,336
Media - 2.5%
Comcast Corp. Class A	2,432,586	79,813,147
Interpublic Group of Companies, Inc.	682,200	15,990,768
Omnicom Group, Inc.	167,000	12,737,090
Twenty-First Century Fox, Inc. Class A	475,100	23,607,719
		132,148,724
Multiline Retail - 0.4%
Macy's, Inc.	581,600	21,769,288
Specialty Retail - 1.4%
Home Depot, Inc.	131,200	25,597,120
Lowe's Companies, Inc.	207,500	19,830,775
TJX Companies, Inc.	273,400	26,022,212
		71,450,107

TOTAL CONSUMER DISCRETIONARY		475,729,868

CONSUMER STAPLES - 8.5%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	215,400	26,278,800
Food & Staples Retailing - 1.3%
Sysco Corp.	193,300	13,200,457
Walmart, Inc.	651,078	55,764,831
		68,965,288
Food Products - 2.6%
Bunge Ltd.	161,200	11,237,252
Hilton Food Group PLC	476,300	6,248,253
McCormick & Co., Inc. (non-vtg.)	166,500	19,328,985
Mondelez International, Inc.	708,500	29,048,500
Morinaga & Co. Ltd.	138,600	6,647,392
Nestle SA (Reg. S)	178,049	13,798,949
The J.M. Smucker Co.	213,900	22,989,972
The Kraft Heinz Co.	415,600	26,107,992
		135,407,295
Household Products - 0.7%
Kimberly-Clark Corp.	148,500	15,642,990
Procter & Gamble Co.	237,019	18,501,703
		34,144,693
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	485,200	27,033,881
Tobacco - 2.9%
Altria Group, Inc.	928,700	52,740,873
British American Tobacco PLC (United Kingdom)	1,301,700	65,796,281
Imperial Tobacco Group PLC	428,266	15,950,058
Philip Morris International, Inc.	233,900	18,885,086
		153,372,298

TOTAL CONSUMER STAPLES		445,202,255

ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
BP PLC	2,503,700	19,049,443
Chevron Corp.	977,680	123,608,082
ConocoPhillips Co.	1,181,000	82,221,220
Enterprise Products Partners LP	944,000	26,120,480
Imperial Oil Ltd.	815,400	27,104,537
Phillips 66 Co.	325,500	36,556,905
Suncor Energy, Inc.	1,343,800	54,686,266
The Williams Companies, Inc.	1,711,449	46,397,382
Valero Energy Corp.	334,500	37,072,635
Williams Partners LP	1,190,356	48,316,550
		501,133,500
FINANCIALS - 22.1%
Banks - 13.7%
Bank of America Corp.	5,315,100	149,832,669
Citigroup, Inc.	1,719,400	115,062,248
JPMorgan Chase & Co.	2,009,064	209,344,471
KeyCorp	890,813	17,406,486
Lakeland Financial Corp.	132,000	6,361,080
Regions Financial Corp.	774,400	13,768,832
SunTrust Banks, Inc.	556,800	36,759,936
Wells Fargo & Co.	3,085,786	171,075,976
		719,611,698
Capital Markets - 4.6%
KKR & Co. LP	4,273,721	106,201,967
State Street Corp.	362,402	33,736,002
The Blackstone Group LP	3,243,826	104,353,882
		244,291,851
Consumer Finance - 1.0%
Capital One Financial Corp.	364,500	33,497,550
Discover Financial Services	251,300	17,694,033
		51,191,583
Insurance - 2.8%
Aspen Insurance Holdings Ltd.	85,900	3,496,130
Axis Capital Holdings Ltd.	75,300	4,188,186
Chubb Ltd.	496,171	63,023,640
Marsh & McLennan Companies, Inc.	156,300	12,811,911
MetLife, Inc.	903,370	39,386,932
The Travelers Companies, Inc.	182,300	22,302,582
		145,209,381
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	156,806	2,543,393

TOTAL FINANCIALS		1,162,847,906

HEALTH CARE - 11.7%
Biotechnology - 2.1%
Amgen, Inc.	580,471	107,149,142
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	312,900	74,958,324
Danaher Corp.	425,100	41,948,868
		116,907,192
Health Care Providers & Services - 1.6%
CVS Health Corp.	529,400	34,066,890
HealthSouth Corp.	1	68
UnitedHealth Group, Inc.	209,100	51,300,594
		85,367,552
Pharmaceuticals - 5.8%
AstraZeneca PLC (United Kingdom)	486,738	33,666,296
Bristol-Myers Squibb Co.	371,900	20,580,946
GlaxoSmithKline PLC	1,696,200	34,196,988
Johnson & Johnson	1,252,168	151,938,065
Roche Holding AG (participation certificate)	158,032	35,060,692
Sanofi SA	336,081	26,973,701
		302,416,688

TOTAL HEALTH CARE		611,840,574

INDUSTRIALS - 7.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	201,200	37,505,692
Raytheon Co.	175,400	33,883,772
United Technologies Corp.	921,371	115,199,016
		186,588,480
Building Products - 0.0%
Johnson Controls International PLC	6,800	227,460
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	3,200	175,360
Waste Connection, Inc. (Canada)	145,927	10,992,394
		11,167,754
Electrical Equipment - 1.6%
AMETEK, Inc.	433,500	31,281,360
Eaton Corp. PLC	339,800	25,396,652
Fortive Corp.	244,900	18,884,239
Regal Beloit Corp.	81,100	6,633,980
		82,196,231
Industrial Conglomerates - 1.3%
General Electric Co.	2,399,447	32,656,474
Roper Technologies, Inc.	126,400	34,875,024
		67,531,498
Machinery - 0.5%
Allison Transmission Holdings, Inc.	320,700	12,985,143
Ingersoll-Rand PLC	159,100	14,276,043
		27,261,186

TOTAL INDUSTRIALS		374,972,609

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 3.0%
Cisco Systems, Inc.	3,596,231	154,745,820
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (b)	267,641	22,637,076
TE Connectivity Ltd.	281,261	25,330,366
		47,967,442
IT Services - 1.1%
First Data Corp. Class A (b)	1,209,496	25,314,751
Paychex, Inc.	498,869	34,097,696
		59,412,447
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	793,800	39,459,798
Qualcomm, Inc.	1,677,239	94,126,653
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	490,400	17,929,024
		151,515,475
Software - 2.1%
Micro Focus International PLC	1,025,223	17,788,977
Microsoft Corp.	948,724	93,553,674
		111,342,651
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	283,900	52,552,729

TOTAL INFORMATION TECHNOLOGY		577,536,564

MATERIALS - 4.2%
Chemicals - 3.1%
DowDuPont, Inc.	1,706,700	112,505,664
LyondellBasell Industries NV Class A	436,700	47,971,495
		160,477,159
Containers & Packaging - 1.1%
Packaging Corp. of America	230,700	25,789,953
WestRock Co.	574,720	32,770,534
		58,560,487

TOTAL MATERIALS		219,037,646

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	371,900	53,616,823
Public Storage	118,500	26,882,910
Spirit MTA REIT (b)	13,700	141,110
Spirit Realty Capital, Inc.	20,000	160,600
		80,801,443
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	730,593	23,459,341
Verizon Communications, Inc.	3,687,959	185,541,217
		209,000,558
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (b)	12,139	725,305

TOTAL TELECOMMUNICATION SERVICES		209,725,863

UTILITIES - 3.4%
Electric Utilities - 2.7%
Exelon Corp.	2,244,100	95,598,660
PPL Corp.	899,200	25,672,160
Xcel Energy, Inc.	468,300	21,391,944
		142,662,764
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	666,400	18,465,944
Public Service Enterprise Group, Inc.	314,500	17,027,030
		35,492,974

TOTAL UTILITIES		178,155,738

TOTAL COMMON STOCKS
(Cost $3,740,803,329)		4,836,983,966

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	11,500	710,326
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00% (b)	110	110,905
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	12,800	1,207,680
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	7,600	523,925

TOTAL UTILITIES		1,731,605

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,167,768)		2,552,836
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	605,000	586,001
Liberty Media Corp. 1.375% 10/15/23	695,000	864,559
		1,450,560
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	570,000	579,282
Scorpio Tankers, Inc. 3% 5/15/22 unit	1,740,000	1,763,079
		2,342,361
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	610,000	567,592
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (f)	330,000	340,898
Yahoo!, Inc. 0% 12/1/18	340,000	463,747
		804,645
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	150,000	404,975
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	130,000	311,151
Microchip Technology, Inc. 1.625% 2/15/25	270,000	471,102
Micron Technology, Inc. 3% 11/15/43	220,000	396,190
ON Semiconductor Corp. 1.625% 10/15/23	375,000	474,578
		1,653,021
TOTAL INFORMATION TECHNOLOGY		2,862,641

TOTAL CONVERTIBLE BONDS		7,223,154

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (f)	360,000	384,077
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (f)	680,000	638,775

TOTAL NONCONVERTIBLE BONDS		1,022,852

TOTAL CORPORATE BONDS
(Cost $7,859,302)		8,246,006

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (Cost $658,350)(g)(h)	658,350	653,412
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 1.93% (i)	420,921,933	421,006,118
Fidelity Securities Lending Cash Central Fund 1.92% (i)(j)	33,022,802	33,029,407
TOTAL MONEY MARKET FUNDS
(Cost $454,029,739)		454,035,525
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $4,205,518,488)		5,302,471,745
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(49,875,674)
NET ASSETS - 100%		$5,252,596,071

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,931,336 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,363,750 or 0.0% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,613,973
Fidelity Securities Lending Cash Central Fund	118,455
Total	$1,732,428

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$475,729,868	$469,798,532	$--	$5,931,336
Consumer Staples	445,202,255	404,369,425	40,832,830	--
Energy	501,133,500	482,084,057	19,049,443	--
Financials	1,162,847,906	1,162,847,906	--	--
Health Care	612,550,900	481,942,897	130,608,003	--
Industrials	375,083,514	374,972,609	110,905	--
Information Technology	577,536,564	559,747,587	17,788,977	--
Materials	219,037,646	219,037,646	--	--
Real Estate	80,801,443	80,801,443	--	--
Telecommunication Services	209,725,863	209,725,863	--	--
Utilities	179,887,343	178,155,738	1,731,605	--
Corporate Bonds	8,246,006	--	8,246,006	--
Bank Loan Obligations	653,412	--	653,412	--
Money Market Funds	454,035,525	454,035,525	--	--
Total Investments in Securities:	$5,302,471,745	$5,077,519,228	$219,021,181	$5,931,336

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
United Kingdom	3.6%
Switzerland	2.7%
Canada	1.7%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,241,876) — See accompanying schedule: Unaffiliated issuers (cost $3,751,488,749)	$4,848,436,220
Fidelity Central Funds (cost $454,029,739)	454,035,525
Total Investment in Securities (cost $4,205,518,488)		$5,302,471,745
Cash		118,398
Foreign currency held at value (cost $288,189)		288,189
Receivable for investments sold		6,702,096
Receivable for fund shares sold		284,515
Dividends receivable		6,344,093
Interest receivable		43,451
Distributions receivable from Fidelity Central Funds		363,931
Other receivables		91,860
Total assets		5,316,708,278
Liabilities
Payable for investments purchased	$21,128,876
Payable for fund shares redeemed	7,225,509
Accrued management fee	1,949,016
Distribution and service plan fees payable	309,057
Other affiliated payables	407,972
Other payables and accrued expenses	65,777
Collateral on securities loaned	33,026,000
Total liabilities		64,112,207
Net Assets		$5,252,596,071
Net Assets consist of:
Paid in capital		$3,911,568,767
Undistributed net investment income		38,289,638
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		205,795,949
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,096,941,717
Net Assets		$5,252,596,071
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,173,136,360 ÷ 142,758,516 shares)		$22.23
Service Class:
Net Asset Value, offering price and redemption price per share ($298,589,447 ÷ 13,512,131 shares)		$22.10
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,350,548,353 ÷ 62,389,875 shares)		$21.65
Investor Class:
Net Asset Value, offering price and redemption price per share ($430,321,911 ÷ 19,469,921 shares)		$22.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$77,105,285
Interest		219,863
Income from Fidelity Central Funds		1,732,428
Total income		79,057,576
Expenses
Management fee	$11,985,289
Transfer agent fees	1,928,134
Distribution and service plan fees	1,892,700
Accounting and security lending fees	551,651
Custodian fees and expenses	44,520
Independent trustees' fees and expenses	12,049
Audit	46,242
Legal	1,796
Miscellaneous	22,776
Total expenses before reductions	16,485,157
Expense reductions	(363,093)
Total expenses after reductions		16,122,064
Net investment income (loss)		62,935,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	216,571,870
Fidelity Central Funds	(743)
Foreign currency transactions	(42,591)
Total net realized gain (loss)		216,528,536
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(408,247,846)
Fidelity Central Funds	2,017
Assets and liabilities in foreign currencies	(39,445)
Total change in net unrealized appreciation (depreciation)		(408,285,274)
Net gain (loss)		(191,756,738)
Net increase (decrease) in net assets resulting from operations		$(128,821,226)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,935,512	$120,762,506
Net realized gain (loss)	216,528,536	256,345,425
Change in net unrealized appreciation (depreciation)	(408,285,274)	307,968,986
Net increase (decrease) in net assets resulting from operations	(128,821,226)	685,076,917
Distributions to shareholders from net investment income	(13,930,768)	(90,590,382)
Distributions to shareholders from net realized gain	(244,753,486)	(118,331,218)
Total distributions	(258,684,254)	(208,921,600)
Share transactions - net increase (decrease)	(36,202,314)	(502,055,122)
Total increase (decrease) in net assets	(423,707,794)	(25,899,805)
Net Assets
Beginning of period	5,676,303,865	5,702,203,670
End of period	$5,252,596,071	$5,676,303,865
Other Information
Undistributed net investment income end of period	$38,289,638	$–
Distributions in excess of net investment income end of period	$–	$(10,715,106)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.89	$21.97	$20.46	$24.30	$23.29	$19.94
Income from Investment Operations
Net investment income (loss)A	.29	.50	.49	.63	.71B	.56
Net realized and unrealized gain (loss)	(.85)	2.29	2.85	(1.57)C	1.35	4.96
Total from investment operations	(.56)	2.79	3.34	(.94)	2.06	5.52
Distributions from net investment income	(.06)	(.40)	(.48)	(.71)	(.71)	(.60)
Distributions from net realized gain	(1.04)	(.47)	(1.34)	(2.19)	(.34)	(1.57)
Total distributions	(1.10)	(.87)	(1.83)D	(2.90)	(1.05)	(2.17)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$22.23	$23.89	$21.97	$20.46	$24.30	$23.29
Total ReturnF,G,H	(2.30)%	12.89%	18.02%	(4.08)%C	8.85%	28.15%
Ratios to Average Net AssetsI,J
Expenses before reductions	.53%K	.53%	.54%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53%K	.53%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.52%K	.53%	.54%	.53%	.54%	.54%
Net investment income (loss)	2.55%K	2.19%	2.39%	2.85%	2.94%B	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,173,136	$3,440,095	$3,550,158	$3,238,580	$3,817,228	$3,947,728
Portfolio turnover rateL	56%K	36%	38%	46%	40%	32%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%.

 D Total distributions of $1.83 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.342 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.77	$21.86	$20.37	$24.20	$23.20	$19.87
Income from Investment Operations
Net investment income (loss)A	.28	.47	.46	.61	.69B	.53
Net realized and unrealized gain (loss)	(.85)	2.29	2.84	(1.56)C	1.34	4.94
Total from investment operations	(.57)	2.76	3.30	(.95)	2.03	5.47
Distributions from net investment income	(.06)	(.38)	(.47)	(.69)	(.68)	(.57)
Distributions from net realized gain	(1.04)	(.47)	(1.34)	(2.19)	(.34)	(1.57)
Total distributions	(1.10)	(.85)	(1.81)	(2.88)	(1.03)D	(2.14)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$22.10	$23.77	$21.86	$20.37	$24.20	$23.20
Total ReturnF,G,H	(2.37)%	12.80%	17.90%	(4.17)%C	8.74%	28.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	.63%K	.63%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.63%K	.63%	.64%	.64%	.64%	.64%
Expenses net of all reductions	.62%K	.63%	.64%	.63%	.64%	.64%
Net investment income (loss)	2.45%K	2.09%	2.29%	2.75%	2.84%B	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$298,589	$326,565	$325,602	$309,669	$369,024	$391,896
Portfolio turnover rateL	56%K	36%	38%	46%	40%	32%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%.

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.32	$21.46	$20.04	$23.85	$22.88	$19.62
Income from Investment Operations
Net investment income (loss)A	.25	.43	.42	.57	.64B	.49
Net realized and unrealized gain (loss)	(.83)	2.24	2.78	(1.54)C	1.32	4.88
Total from investment operations	(.58)	2.67	3.20	(.97)	1.96	5.37
Distributions from net investment income	(.05)	(.34)	(.44)	(.65)	(.65)	(.54)
Distributions from net realized gain	(1.04)	(.47)	(1.34)	(2.19)	(.34)	(1.57)
Total distributions	(1.09)	(.81)	(1.78)	(2.84)	(.99)	(2.11)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$21.65	$23.32	$21.46	$20.04	$23.85	$22.88
Total ReturnE,F,G	(2.44)%	12.65%	17.71%	(4.32)%C	8.57%	27.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.79%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.78%J	.78%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.77%J	.78%	.79%	.78%	.79%	.79%
Net investment income (loss)	2.30%J	1.94%	2.14%	2.60%	2.69%B	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,548	$1,452,633	$1,397,762	$1,348,912	$1,702,854	$1,755,769
Portfolio turnover rateK	56%J	36%	38%	46%	40%	32%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.77	$21.86	$20.37	$24.21	$23.21	$19.89
Income from Investment Operations
Net investment income (loss)A	.28	.48	.47	.61	.69B	.54
Net realized and unrealized gain (loss)	(.85)	2.28	2.83	(1.56)C	1.34	4.93
Total from investment operations	(.57)	2.76	3.30	(.95)	2.03	5.47
Distributions from net investment income	(.06)	(.38)	(.47)	(.70)	(.69)	(.58)
Distributions from net realized gain	(1.04)	(.47)	(1.34)	(2.19)	(.34)	(1.57)
Total distributions	(1.10)	(.85)	(1.81)	(2.89)	(1.03)	(2.15)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$22.10	$23.77	$21.86	$20.37	$24.21	$23.21
Total ReturnE,F,G	(2.37)%	12.83%	17.93%	(4.18)%C	8.77%	27.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.62%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.61%J	.61%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.60%J	.61%	.62%	.61%	.62%	.62%
Net investment income (loss)	2.47%J	2.11%	2.31%	2.77%	2.86%B	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$430,322	$457,011	$428,682	$349,685	$388,773	$351,139
Portfolio turnover rateK	56%J	36%	38%	46%	40%	32%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, contingent interest, certain conversion ratio adjustments, deferred trustees compensation, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$1,218,591,399
Gross unrealized depreciation	(129,321,037)
Net unrealized appreciation (depreciation)	$1,089,270,362
Tax cost	$4,213,201,383

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,454,485,939 and $1,913,774,425, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$155,689
Service Class 2	1,737,011
$1,892,700

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,060,742
Service Class	100,168
Service Class 2	447,049
Investor Class	320,175
$1,928,134

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $67,444 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,067 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $118,455, including $773 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $334,780 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,313.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$8,785,284	$57,100,690
Service Class	784,959	5,119,022
Service Class 2	3,231,639	21,140,938
Investor Class	1,128,886	7,229,732
Total	$13,930,768	$90,590,382
From net realized gain
Initial Class	$147,366,047	$72,446,182
Service Class	14,075,129	6,724,532
Service Class 2	63,413,294	29,918,354
Investor Class	19,899,016	9,242,150
Total	$244,753,486	$118,331,218

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,694,785	3,501,530	$38,348,259	$79,596,634
Reinvestment of distributions	7,078,483	5,661,287	156,151,331	129,546,872
Shares redeemed	(9,997,577)	(26,762,957)	(227,845,391)	(612,741,909)
Net increase (decrease)	(1,224,309)	(17,600,140)	$(33,345,801)	$(403,598,403)
Service Class
Shares sold	219,365	454,316	$4,921,751	$10,221,020
Reinvestment of distributions	677,306	520,108	14,860,088	11,843,554
Shares redeemed	(1,124,675)	(2,128,567)	(25,372,160)	(48,094,891)
Net increase (decrease)	(228,004)	(1,154,143)	$(5,590,321)	$(26,030,317)
Service Class 2
Shares sold	2,369,688	7,005,495	$51,723,777	$153,649,419
Reinvestment of distributions	3,099,764	2,285,662	66,644,933	51,059,292
Shares redeemed	(5,378,993)	(12,115,246)	(120,485,516)	(268,609,638)
Net increase (decrease)	90,459	(2,824,089)	$(2,116,806)	$(63,900,927)
Investor Class
Shares sold	787,263	1,617,443	$17,837,283	$36,296,179
Reinvestment of distributions	958,428	723,059	21,027,902	16,471,882
Shares redeemed	(1,502,205)	(2,720,297)	(34,014,571)	(61,293,536)
Net increase (decrease)	243,486	(379,795)	$4,850,614	$(8,525,475)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.53%
Actual		$1,000.00	$977.00	$2.60
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Service Class	.63%
Actual		$1,000.00	$976.30	$3.09
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Service Class 2.78%
Actual		$1,000.00	$975.60	$3.82
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Investor Class	.61%
Actual		$1,000.00	$976.30	$2.99
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEI-SANN-0818
1.705693.120

Fidelity® Variable Insurance Products: Floating Rate High Income Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Intelsat Jackson Holdings SA	2.0
Caesars Resort Collection LLC	1.5
Albertson's LLC	1.5
Asurion LLC	1.5
Bass Pro Shops LLC.	1.1
7.6

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Technology	12.6
Telecommunications	7.4
Gaming	7.2
Healthcare	5.9
Services	5.9

Quality Diversification (% of fund's net assets)

As of June 30, 2018
BBB	2.9%
BB	33.9%
B	49.3%
CCC,CC,C	3.9%
Not Rated	2.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Bank Loan Obligations	87.7%
Nonconvertible Bonds	4.3%
Common Stocks	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 11.3%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.7%
	Principal Amount	Value
Aerospace - 1.3%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.84% 7/7/22 (a)(b)	$415,526	$415,701
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 5/30/25 (a)(b)	984,834	976,374
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/9/23 (a)(b)	741,897	736,704
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.1% 10/4/21 (a)(b)	316,333	311,326
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/21 (a)(b)	490,000	477,750
WP CPP Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (a)(b)	250,000	250,875

TOTAL AEROSPACE		3,168,730

Air Transportation - 0.3%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8073% 10/5/24 (a)(b)	373,439	372,039
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0911% 2/23/25 (a)(b)	445,000	440,946

TOTAL AIR TRANSPORTATION		812,985

Automotive & Auto Parts - 0.6%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (a)(b)	152,168	151,978
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 2/1/25 (a)(b)	45,000	45,563
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (a)(b)	149,374	143,212
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (a)(b)	500,000	401,665
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (a)(b)	380,236	379,624
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4803% 4/18/23 (a)(b)	262,424	268,329

TOTAL AUTOMOTIVE & AUTO PARTS		1,390,371

Banks & Thrifts - 0.1%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3411% 3/24/25 (a)(b)	374,063	372,192
Broadcasting - 1.4%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8379% 11/18/24 (a)(b)	1,195,247	1,177,318
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (a)(b)(c)	1,125,000	855,844
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.85% 12/18/20 (a)(b)	535,965	534,963
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2256% 8/23/24 (a)(b)	522,309	521,656
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (b)(d)	375,000	373,361

TOTAL BROADCASTING		3,463,142

Building Materials - 1.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 1/2/25 (a)(b)	374,063	371,414
Builders FirstSource, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 2/29/24 (a)(b)	211,108	210,844
COVIA Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0503% 6/1/25 (a)(b)	375,000	374,768
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/25 (a)(b)	247,766	245,908
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (a)(b)	55,000	55,138
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8444% 6/1/25 (a)(b)	979,518	971,359
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 6/1/25 (b)(d)	625,000	621,875
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 10/17/23 (a)(b)	246,264	246,941
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (a)(b)	159,200	158,504
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (a)(b)	465,000	464,419
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8344% 5/21/22 (a)(b)	327,514	327,514

TOTAL BUILDING MATERIALS		4,048,684

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 7/28/25 (a)(b)	385,135	382,007
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (a)(b)	128,700	128,861
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/30/25 (a)(b)	1,865,625	1,861,539
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/25/26 (a)(b)	500,000	497,915
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.99% 1/15/25 (a)(b)	109,175	109,039
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.73% 2/15/24 (a)(b)	495,945	493,876
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (a)(b)	500,000	490,895
Unitymedia Finance LLC Tranche E, term loan 3 month U.S. LIBOR + 2.000% 4.0732% 6/1/23 (a)(b)	500,000	496,145
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/15/26 (a)(b)	650,000	644,722
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3351% 8/19/23 (a)(b)	1,223,477	1,165,362
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (a)(b)	246,875	246,297

TOTAL CABLE/SATELLITE TV		6,516,658

Capital Goods - 0.4%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/13/25 (a)(b)	246,825	246,284
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 5/9/25 (a)(b)	175,000	175,000
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/30/24 (a)(b)	123,486	123,440
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 3/13/22 (a)(b)	398,124	397,710

TOTAL CAPITAL GOODS		942,434

Chemicals - 2.8%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/18/23 (a)(b)	172,375	172,915
Ferro Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.5844% 2/14/24 (a)(b)	126,028	125,451
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.5844% 2/14/24 (a)(b)	123,347	122,782
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/29/24 (a)(b)	75,230	74,620
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0994% 3/28/25 (a)(b)	179,550	179,326
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 3/28/26 (a)(b)	100,000	100,625
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (a)(b)	371,250	372,293
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 3/8/25 (a)(b)	825,000	821,560
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	330,967	330,967
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 6/7/20 (a)(b)	66,956	66,830
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3344% 3/13/25 (a)(b)	872,813	878,817
Orion Engineered Carbons GMBH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 7/25/24 (a)(b)	400,259	396,924
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (a)(b)	772,375	770,444
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/8/25 (a)(b)	248,750	247,506
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 4/3/25 (a)(b)	261,852	258,252
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7325% 10/30/24 (a)(b)	242,325	242,931
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0935% 9/6/24 (a)(b)	248,125	247,443
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	150,407	150,257
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	347,093	346,746
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 7/1/24 (a)(b)	436,518	435,191
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 8/8/24 (a)(b)	163,763	163,763
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	97,632	97,245
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	167,368	166,706

TOTAL CHEMICALS		6,769,594

Consumer Products - 1.1%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 4/6/24 (a)(b)	180,000	180,900
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (a)(b)	140,550	135,895
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.5935% 2/15/23 (a)(b)	813,051	818,644
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4803% 5/1/25 (a)(b)	500,000	488,335
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/26/24 (a)(b)	172,500	171,890
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0732% 6/15/25 (a)(b)	195,000	194,879
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0066% 11/29/24 (a)(b)	721,500	728,491

TOTAL CONSUMER PRODUCTS		2,719,034

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 2/1/24 (a)(b)	149,740	145,248
Containers - 2.5%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7783% 12/7/23 (a)(b)	541,777	488,277
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9998% 11/7/25 (a)(b)	915,000	908,824
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.0062% 10/1/22 (a)(b)	673,658	672,216
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.0464% 1/19/24 (a)(b)	329,167	328,413
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 2/8/20 (a)(b)	73,638	73,443
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 1/6/21 (a)(b)	859,167	857,019
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5917% 4/3/24 (a)(b)	495,000	491,985
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/16/24 (a)(b)	337,495	335,555
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (a)(b)	310,000	309,870
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/3/22 (a)(b)	372,192	369,401
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 10/14/24 (a)(b)	109,175	108,415
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.125% 7/26/23(a)(b)	98,250	98,373
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 2/5/23 (a)(b)	1,151,680	1,148,318

TOTAL CONTAINERS		6,190,109

Diversified Financial Services - 3.7%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 4/4/24 (a)(b)	619,681	618,597
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 7/12/24 (a)(b)	148,875	148,317
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 10/22/24 (a)(b)	374,063	371,960
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (a)(b)	450,000	448,803
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1% 4/27/24 (a)(b)	618,750	616,764
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (a)(b)	314,213	312,575
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 12/27/22 (b)(d)	464,485	464,387
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.37% 2/9/23 (a)(b)	695,650	693,619
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (a)(b)	500,000	500,835
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/3/24 (a)(b)	223,537	223,351
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (a)(b)	189,525	189,525
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 3/1/25 (a)(b)	815,000	811,333
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.35% 7/3/24 (a)(b)	297,000	296,258
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (a)(b)	228,278	226,710
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0851% 12/5/20 (a)(b)	180,507	180,281
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (a)(b)(e)	201,817	195,258
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (a)(b)	248,750	248,956
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 6/12/25 (b)(d)	250,000	249,063
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 4/9/23 (a)(b)	608,091	605,980
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 6.0803% 11/30/23 (a)(b)	22,557	22,505
3 month U.S. LIBOR + 3.750% 6.0843% 11/30/23 (a)(b)	223,864	223,351
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 10/17/24 (a)(b)	921,747	915,414
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 8/18/23 (a)(b)	491,250	491,127

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,054,969

Diversified Media - 0.3%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (a)(b)	279,300	278,951
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1019% 3/16/24 (a)(b)	160,000	159,867
WMG Acquisition Corp. Tranche F, term loan 3 month U.S. LIBOR + 2.125% 4.1495% 11/1/23 (a)(b)	375,000	371,831

TOTAL DIVERSIFIED MEDIA		810,649

Electric Utilities No Longer Use - 0.4%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0572% 12/1/25 (a)(b)	875,000	868,683
Energy - 4.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 5/18/23 (a)(b)	725,704	726,612
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (a)(b)	423,929	413,861
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (a)(b)	500,000	500,000
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (a)(b)	707,333	781,603
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (a)(b)	625,000	635,550
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 1/15/25 (a)(b)	373,125	371,494
Calpine Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/31/23 (a)(b)	179,086	178,517
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (a)(b)	1,125,000	1,175,861
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (a)(b)	544,001	544,681
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5245% 5/7/25 (a)(b)	800,000	794,000
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/13/25 (a)(b)	748,125	744,384
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	98,527	70,939
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	9,741	7,014
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (a)(b)	230,631	228,830
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 4/16/21 (a)(b)	522,581	523,668
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0851% 3/1/24 (a)(b)	500,000	490,315
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.24% 5/3/25 (a)(b)	45,000	45,135
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (a)(b)	470,452	404,979
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.75% 5/25/25 (a)(b)	185,000	184,538
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.35% 6/1/25 (a)(b)	250,000	250,625
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0851% 2/16/25 (a)(b)	374,063	371,725
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 10/30/24 (a)(b)	318,400	315,216
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2303% 12/9/21 (a)(b)	377,031	337,442
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 6/26/22 (a)(b)	218,987	219,261
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0978% 11/8/22 (a)(b)	109,450	109,267

TOTAL ENERGY		10,425,517

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/23 (a)(b)	307,117	305,775
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/22 (a)(b)	243,750	242,685
NAI Entertainment Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.53% 5/8/25 (a)(b)	455,000	452,156
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 1/23/25 (a)(b)	284,288	283,577
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 1/23/26 (a)(b)	10,000	10,067
Standard Media Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/22/25 (b)(d)	500,000	499,375

TOTAL ENTERTAINMENT/FILM		1,793,635

Environmental - 0.6%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.2311% 11/10/23 (a)(b)	251,955	251,136
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2529% 8/1/24 (a)(b)	129,350	129,188
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3241% 12/18/20 (a)(b)	599,753	599,753
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7303% 9/28/24 (a)(b)	238,925	238,208
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 12/20/24 (a)(b)	318,591	318,193

TOTAL ENVIRONMENTAL		1,536,478

Food & Drug Retail - 4.6%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (a)(b)	248,785	249,096
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 8/25/21 (a)(b)	2,466,852	2,441,073
3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (a)(b)	854,652	844,797
3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (a)(b)	408,180	404,176
Albertsons Companies, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/1/23 (b)(d)	500,000	499,065
Amneal Pharmaceuticals LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.625% 5/4/25 (a)(b)	249,942	249,240
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.1983% 5/31/24 (a)(b)	1,125,000	1,082,115
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/21/21 (a)(b)	571,276	570,562
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7805% 10/30/22 (a)(b)	1,494,956	1,482,249
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 11/25/20 (a)(b)	31,700	31,561
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4685% 11/25/22 (a)(b)	1,615,319	1,606,742
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (a)(b)	725,909	724,820
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/15/22 (a)(b)	875,000	853,125
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (a)(b)	76,066	76,028
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (a)(b)	45,639	45,617

TOTAL FOOD & DRUG RETAIL		11,160,266

Food/Beverage/Tobacco - 1.8%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (a)(b)	336,022	333,922
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/7/23 (a)(b)	1,233,416	1,233,416
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (a)(b)	129,675	128,411
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7507% 2/3/24 (a)(b)	580,468	580,032
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/24/24 (a)(b)	1,064,250	1,057,077
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8435% 6/30/22 (a)(b)	255,000	240,338
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 6/30/21 (a)(b)	492,120	484,738
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/27/23 (a)(b)	367,500	366,813

TOTAL FOOD/BEVERAGE/TOBACCO		4,424,747

Gaming - 7.1%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/23 (a)(b)	231,603	228,275
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 2/15/24 (a)(b)	248,699	250,047
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1048% 10/19/24 (a)(b)	422,425	419,189
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4875% 9/15/23 (a)(b)	348,296	348,777
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 12/22/24 (a)(b)	3,731,250	3,716,661
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8529% 8/8/21 (a)(b)	248,817	248,765
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 12/27/24 (a)(b)	139,300	139,126
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 4/18/24 (a)(b)	1,326,937	1,318,643
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 8/25/24 (a)(b)	835,977	834,581
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.375% 4/17/24 (a)(b)	418,991	417,160
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6019% 3/15/24 (a)(b)	403,988	402,727
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (a)(b)	300,000	300,000
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.1% 10/20/24 (a)(b)	497,500	495,948
3 month U.S. LIBOR + 7.000% 9.1% 10/20/25 (a)(b)	200,000	202,250
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.823% 10/4/23 (a)(b)	1,670,581	1,667,340
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 4/25/24 (a)(b)	138,600	137,965
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/27/25 (a)(b)	913,511	906,495
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 4/25/21 (a)(b)	397,750	396,756
Mohegan Tribal Gaming Authority:
Tranche A, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/14/21 (a)(b)	188,098	181,703
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 10/14/23 (a)(b)	239,930	225,894
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 1/19/24 (a)(b)	49,400	49,483
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9062% 8/14/24 (a)(b)	1,957,594	1,942,912
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (b)(d)	1,250,000	1,250,788
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 6/8/23 (a)(b)	674,675	671,491
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 12/31/21 (a)(b)	360,000	358,650
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 5/31/24 (a)(b)	163,016	163,219

TOTAL GAMING		17,274,845

Healthcare - 4.8%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 4/17/21 (a)(b)	75,000	73,313
Albany Molecular Research, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 8/30/24 (a)(b)	727,130	724,403
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/22/24 (a)(b)	371,250	369,279
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 5.3072% 12/31/19 (a)(b)	238,148	237,664
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (a)(b)	507,905	495,274
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.74% 6/1/22 (a)(b)	160,000	159,800
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0836% 2/6/25 (a)(b)	159,600	158,004
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 12/1/23 (a)(b)	562,102	560,932
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (a)(b)	163,350	163,010
Grifols, S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2375% 1/31/25 (a)(b)	617,188	617,188
IMS Health, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 6/11/25 (b)(d)	750,000	742,500
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8313% 8/18/22 (a)(b)	133,650	134,318
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (a)(b)	366,419	365,961
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (b)(d)	425,000	411,188
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (a)(b)	168,300	167,221
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.336% 6/30/25 (a)(b)	1,228,185	1,222,818
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/11/24 (a)(b)	456,550	453,697
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 10/21/23 (a)(b)	415,279	414,241
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5935% 10/21/24 (a)(b)	35,955	36,405
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5% 2/22/24 (a)(b)	279,300	278,602
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.35% 8/31/24 (a)(b)	498,744	496,978
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 6/23/24 (a)(b)	371,250	369,672
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3344% 12/31/23 (a)(b)	225,000	224,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (a)(b)	1,184,864	1,166,594
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (a)(b)	1,271,792	1,266,629
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7303% 2/11/23 (a)(b)	74,203	74,235
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (a)(b)	373,125	370,442

TOTAL HEALTHCARE		11,754,806

Homebuilders/Real Estate - 1.2%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (a)(b)	221,447	222,140
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (a)(b)	14,178	14,223
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.013% 3/23/25 (a)(b)	532,738	529,573
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (a)(b)	500,000	498,440
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 2/8/25 (a)(b)	367,547	366,400
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0836% 12/22/24 (a)(b)	1,193,182	1,183,863

TOTAL HOMEBUILDERS/REAL ESTATE		2,814,639

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/30/23 (a)(b)	304,424	302,293
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 11/30/23 (a)(b)	738,750	732,751
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.31% 5/11/24 (a)(b)	198,000	197,505
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3472% 3/31/25 (a)(b)	500,000	496,250
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7256% 5/30/25 (a)(b)	800,000	798,000

TOTAL HOTELS		2,526,799

Insurance - 3.4%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 11/22/23 (b)(d)	1,000,000	991,250
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6088% 11/22/23 (a)(b)	567,610	565,130
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0464% 5/10/25 (a)(b)	844,370	838,037
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 1/25/25 (a)(b)	30,000	30,105
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7398% 1/25/24 (a)(b)	246,250	244,984
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 11/3/23 (a)(b)	1,299,764	1,296,514
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 11/3/24 (b)(d)	500,000	498,125
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 8/4/22 (a)(b)	729,237	727,414
3 month U.S. LIBOR + 6.000% 8.0935% 8/4/25 (a)(b)	1,125,000	1,140,469
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (a)(b)	955,000	948,678
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (a)(b)	680,860	676,264
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/30/23 (a)(b)	369,055	366,564

TOTAL INSURANCE		8,323,534

Leisure - 2.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (a)(b)	250,000	249,625
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 7/31/24 (a)(b)	353,225	352,564
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/25 (a)(b)	1,371,563	1,360,302
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/1/24 (a)(b)	1,705,522	1,681,014
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 9/8/24 (a)(b)	75,000	76,688
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 3/8/24 (a)(b)	311,074	310,374
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.48% 4/18/25 (a)(b)	175,000	175,074
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0572% 6/10/22 (a)(b)	449,417	447,620
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (a)(b)	643,388	640,975
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 7/6/24 (a)(b)	248,125	248,435
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 12/15/24 (a)(b)	621,875	621,614

TOTAL LEISURE		6,164,285

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 3/21/25 (a)(b)	299,250	298,876
Asp Prince Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 3/29/25 (a)(b)	374,063	373,595
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3435% 10/17/22 (b)	470,452	441,048
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.125% 5/1/25 (a)(b)	124,688	124,500

TOTAL METALS/MINING		1,238,019

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (a)(b)	424,625	426,447
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (a)(b)	713,420	709,739
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (a)(b)	500,000	498,540

TOTAL PAPER		1,634,726

Publishing/Printing - 2.2%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3351% 6/7/23 (a)(b)	782,469	716,938
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (a)(b)	683,661	664,293
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/29/21 (a)(b)	485,000	451,293
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4857% 3/13/25 (a)(b)	798,000	793,013
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0935% 5/4/22 (a)(b)	883,873	863,252
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (a)(b)	241,772	244,190
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 10/31/24 (a)(b)	169,150	168,868
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/24/21 (a)(b)	482,342	484,150
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 10/2/24 (a)(b)	248,125	247,195
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (a)(b)	765,764	764,171

TOTAL PUBLISHING/PRINTING		5,397,363

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 2/17/24 (a)(b)	1,730,766	1,722,112
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/14/21 (a)(b)	481,533	447,426
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8351% 3/16/26 (a)(b)	25,000	24,906
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3356% 3/16/25 (a)(b)	264,338	262,355
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8351% 4/3/25 (a)(b)	320,141	316,741
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3435% 7/28/21 (a)(b)	498,705	496,211
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.2325% 2/1/25 (a)(b)	254,363	253,027

TOTAL RESTAURANTS		3,522,778

Services - 5.8%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 9/26/21 (a)(b)	252,000	189,315
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (a)(b)	625,000	600,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (a)(b)	1,242,183	1,219,066
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 10/19/23 (a)(b)	449,650	448,638
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (a)(b)	748,125	746,726
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7154% 3/28/24 (a)(b)	302,277	301,899
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 4/2/25 (a)(b)	148,400	147,844
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/21/24 (a)(b)	498,747	500,827
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (a)(b)	743,744	744,302
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 11/7/23 (a)(b)	140,501	139,682
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3417% 11/14/22 (a)(b)	1,114,271	1,109,101
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2565% 11/17/24 (a)(b)	309,225	304,200
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/29/25 (a)(b)	219,450	219,231
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 2/26/25 (a)(b)	129,675	129,149
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.35% 2/26/26 (a)(b)	10,000	9,950
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/21/24 (b)(d)	250,000	247,500
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 11/21/24 (a)(b)	497,500	494,082
Iron Mountain, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8435% 3/22/26 (a)(b)	498,750	488,566
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (a)(b)	150,150	149,306
KUEHG Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (a)(b)	610,994	608,703
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 4/26/24 (a)(b)	1,575,781	1,574,473
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (a)(b)	1,072,313	1,064,270
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 5/2/22 (a)(b)	527,535	524,418
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.99% 1/29/25 (a)(b)	134,663	134,158
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (a)(b)	175,716	175,848
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1% 3/23/24 (a)(b)	182,688	181,697
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 11/8/23 (a)(b)	492,500	491,062
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (a)(b)	761,483	761,483
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 5/14/23 (a)(b)(e)	40,000	38,600
Xerox Business Services LLC:
Tranche A, term loan 3 month U.S. LIBOR + 1.750% 3.8519% 12/7/22 (b)	122,656	122,298
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/7/23 (a)(b)	349,675	348,511

TOTAL SERVICES		14,215,880

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (a)(b)	169,150	168,685
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (a)(b)	416,778	415,736

TOTAL STEEL		584,421

Super Retail - 3.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9883% 7/2/22 (a)(b)	423,291	351,213
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (a)(b)	2,733,112	2,734,834
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.5296% 2/3/25 (a)(b)	248,938	251,117
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5296% 2/3/24 (a)(b)	917,951	917,033
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.48% 11/17/24 (a)(b)	430,356	430,894
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (a)(b)	242,154	213,095
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3112% 12/1/22 (a)(b)	375,000	376,875
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (a)(b)	709,513	676,109
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9923% 8/19/22 (a)(b)	368,715	368,136
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (a)(b)	417,725	300,762
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.01% 3/11/22 (a)(b)	564,489	465,489
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/8/24 (a)(b)	496,250	498,215
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)	196,340	736
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/31/25 (b)(d)	148,381	147,733
3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (a)(b)	476,619	474,536

TOTAL SUPER RETAIL		8,206,777

Technology - 12.5%
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/19/24 (a)(b)	248,125	248,202
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (a)(b)	70,000	70,132
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (a)(b)	570,306	569,593
ATS Consolidated, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7325% 2/23/26 (a)(b)	100,000	99,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7325% 2/28/25 (a)(b)	209,475	209,999
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/16/22 (a)(b)	147,202	146,834
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 4/30/25 (a)(b)	625,000	623,050
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.59% 12/15/21 (a)(b)	784,347	784,747
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 11/29/24 (a)(b)	374,063	373,127
Dell International LLC:
Tranche A 3LN, term loan 3 month U.S. LIBOR + 1.500% 3.6% 12/31/18 (a)(b)	500,000	498,625
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 9/7/23 (a)(b)	520,732	517,805
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5932% 1/26/25 (b)(f)	26,613	26,413
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (a)(b)	807,975	806,795
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0747% 2/9/23 (a)(b)	522,505	521,418
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.24% 6/1/22 (a)(b)	425,789	424,192
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 3/8/26 (a)(b)	45,000	45,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 3/8/25 (a)(b)	595,000	591,031
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (a)(b)	159,200	159,101
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (a)(b)	125,000	127,500
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.0911% 7/10/22 (a)(b)	2,119,960	2,109,360
3 month U.S. LIBOR + 2.000% 4.0911% 4/26/24 (a)(b)	347,483	345,187
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8435% 4/22/23 (a)(b)	305,369	304,759
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (a)(b)	990,881	985,044
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/22 (a)(b)	332,842	333,188
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0935% 12/21/24 (a)(b)	295,679	294,939
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 2/1/22 (a)(b)	769,903	765,476
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (a)(b)	460,000	472,650
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (a)(b)	1,190,386	1,187,196
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (a)(b)	459,496	454,616
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (a)(b)	125,000	118,021
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/16/22 (a)(b)	198,753	198,256
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 11/20/21 (a)(b)	399,000	397,005
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (a)(b)	1,338,106	1,330,586
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (a)(b)	194,306	193,214
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6131% 2/7/25 (a)(b)	250,000	247,188
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (a)(b)	1,153,131	1,157,871
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (a)(b)	250,000	253,500
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8351% 9/15/24 (a)(b)	447,247	446,813
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (a)(b)	1,000,000	997,920
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.74% 4/26/22 (a)(b)	34,911	34,963
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3435% 12/1/24 (a)(b)	254,362	252,348
3 month U.S. LIBOR + 7.250% 9.3435% 12/1/25 (a)(b)	125,000	124,688
Omnitracs LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0851% 3/21/25 (a)(b)	500,000	493,440
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 5/30/25 (a)(b)	184,538	184,538
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (a)(b)	515,000	511,848
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (a)(b)	250,000	248,125
SCS Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 10/30/22 (a)(b)	236,270	236,370
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/12/25 (b)(d)	365,000	362,263
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (a)(b)	607,919	604,424
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (a)(b)	659,662	656,364
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/18/25 (b)(d)	125,000	124,923
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 6/25/26 (b)(d)	25,000	25,000
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (a)(b)	1,033,839	1,033,260
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (a)(b)	391,115	390,896
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4934% 9/30/23 (a)(b)	799,526	798,030
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0464% 3/9/23 (a)(b)	399,000	398,170
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 5/1/24 (a)(b)	618,750	615,656
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6% 12/4/20 (a)(b)	226,940	226,727
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4825% 9/28/24 (a)(b)	574,375	571,865
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (a)(b)	1,000,000	1,002,080
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 8/9/24 (b)(d)	374,063	372,125
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (b)(d)	1,250,000	1,241,413
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7/2/26 (b)(d)	325,000	322,156
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 7/1/23 (a)(b)	294,746	294,460

TOTAL TECHNOLOGY		30,562,360

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (a)(b)	495,310	486,974
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/22/24 (a)(b)	176,667	176,446
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (a)(b)	372,188	354,974
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.36% 12/22/23 (a)(b)	401,244	399,740
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.85% 3/31/21 (a)(b)	876,394	862,424
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (a)(b)	1,795,486	1,772,485
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.875% 5/31/25 (a)(b)	500,000	492,125
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8529% 11/27/23 (a)(b)	3,875,000	3,862,228
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.6029% 1/2/24 (a)(b)	200,000	207,312
Tranche B-5, term loan 6.625% 1/2/24	635,000	654,501
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3336% 2/22/24 (a)(b)	875,000	871,719
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 7/17/25 (a)(b)	942,384	935,316
Neustar, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (a)(b)	81,996	82,016
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 8/8/24 (a)(b)	103,240	103,240
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (a)(b)	311,063	299,786
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/24 (a)(b)	742,486	731,230
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/2/26 (a)(b)	750,000	749,483
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/11/25 (a)(b)	725,000	719,563
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (b)(d)	300,000	301,032
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 11/1/24 (a)(b)	572,312	574,281
3 month U.S. LIBOR + 8.250% 10.3435% 11/1/25 (a)(b)	175,000	174,956
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (a)(b)	583,926	570,893
SpeedCast International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0006% 5/15/25 (a)(b)	500,000	498,750
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (a)(b)	764,196	760,054
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.34% 2/17/24 (a)(b)	231,465	203,110

TOTAL TELECOMMUNICATIONS		16,844,638

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0769% 6/15/23 (a)(b)	265,132	267,121
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/9/23 (a)(b)	374,063	373,752
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.49% 6/22/22 (a)(b)	465,002	463,258
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (a)(b)	281,250	282,657

TOTAL TRANSPORTATION EX AIR/RAIL		1,119,667

Utilities - 2.1%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 4/13/23 (a)(b)	350,686	350,423
Calpine Corp. Tranche B 8LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 12/31/19 (a)(b)	246,875	246,413
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1% 8/24/22 (a)(b)	123,125	122,817
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/28/24 (a)(b)	245,175	245,788
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (a)(b)	263,013	261,040
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/26/25 (b)(d)	950,000	946,438
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/25/25 (b)(d)	415,000	415,000
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0911% 2/15/24 (a)(b)	325,875	322,516
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (a)(b)	365,503	360,934
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 3/23/25 (a)(b)	236,364	236,855
Southwire LLC, Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0851% 5/15/25 (a)(b)	375,000	374,374
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/4/23 (a)(b)	501,295	497,380
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 11/30/23 (a)(b)	369,450	366,680
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3435% 12/14/23 (a)(b)	369,375	367,299

TOTAL UTILITIES		5,113,957

TOTAL BANK LOAN OBLIGATIONS
(Cost $215,659,154)		214,180,740

Nonconvertible Bonds - 4.3%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (g)	110,000	108,763
4.5% 8/1/22 (g)	135,000	130,950

TOTAL AEROSPACE		239,713

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	250,000
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (g)	95,000	96,492
TPC Group, Inc. 8.75% 12/15/20 (g)	215,000	212,850

TOTAL CHEMICALS		309,342

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (g)	255,000	250,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(g)	145,000	146,349
6.875% 2/15/21 (a)	86,634	87,717
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	171,000

TOTAL CONTAINERS		655,285

Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	326,186
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	125,350
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (a)(b)	125,000	124,688
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	385,000	383,191
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(g)	525,000	525,195
Denbury Resources, Inc.:
9% 5/15/21 (g)	125,000	132,150
9.25% 3/31/22 (g)	125,000	132,500

TOTAL ENERGY		1,423,074

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (g)	170,000	173,825
Tervita Escrow Corp. 7.625% 12/1/21 (g)	105,000	107,100

TOTAL ENVIRONMENTAL		280,925

Food & Drug Retail - 0.1%
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(b)(g)	140,000	140,350
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (g)	200,000	193,250
Gaming - 0.1%
Scientific Games Corp. 5% 10/15/25 (g)	200,000	190,500
Healthcare - 1.1%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	183,000
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	501,875
4.25% 10/15/19	500,000	503,750
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	375,000	355,200
7.5% 1/1/22 (g)	85,000	88,400
THC Escrow Corp. III 5.125% 5/1/25 (g)	375,000	356,484
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	125,000	123,188
6.5% 3/15/22 (g)	220,000	227,700
7% 3/15/24 (g)	250,000	261,485
9% 12/15/25 (g)	180,000	186,750

TOTAL HEALTHCARE		2,787,832

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	300,000	296,250
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	200,000	202,000
7.25% 11/30/21 (g)	265,000	273,613

TOTAL LEISURE		475,613

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	263,750
Publishing/Printing - 0.3%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (g)	615,000	602,700
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	250,000	237,500
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	170,000	150,875
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	78,000	78,197
4.42% 6/15/21 (g)	235,000	238,335

TOTAL TECHNOLOGY		316,532

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (g)	225,000	217,620
SFR Group SA:
6% 5/15/22 (g)	300,000	301,065
6.25% 5/15/24 (g)	350,000	339,938
7.375% 5/1/26 (g)	485,000	474,185

TOTAL TELECOMMUNICATIONS		1,332,808

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	80,000	79,900
TOTAL NONCONVERTIBLE BONDS
(Cost $10,645,885)		10,552,385
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (e)	7,968	172,308
Expro Holdings U.S., Inc. (e)(g)	2,922	63,188

TOTAL ENERGY		235,496

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	887	24,455
TOTAL COMMON STOCKS
(Cost $392,895)		259,951

Money Market Funds - 12.3%
Fidelity Cash Central Fund, 1.93% (h)
(Cost $30,021,582)	30,017,989	30,023,993
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $256,719,516)		255,017,069
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(10,797,597)
NET ASSETS - 100%		$244,219,472

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $19,703 and $18,930, respectively.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,927,382 or 3.2% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,542
Total	$218,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$235,496	$--	$--	$235,496
Materials	24,455	24,455	--	--
Bank Loan Obligations	214,180,740	--	214,142,140	38,600
Corporate Bonds	10,552,385	--	10,552,385	--
Money Market Funds	30,023,993	30,023,993	--	--
Total Investments in Securities:	$255,017,069	$30,048,448	$224,694,525	$274,096

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Luxembourg	4.8%
Canada	2.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $226,697,934)	$224,993,076
Fidelity Central Funds (cost $30,021,582)	30,023,993
Total Investment in Securities (cost $256,719,516)		$255,017,069
Cash		1,385,236
Receivable for investments sold		909,244
Receivable for fund shares sold		714,197
Interest receivable		421,769
Distributions receivable from Fidelity Central Funds		45,257
Other receivables		66
Total assets		258,492,838
Liabilities
Payable for investments purchased	$14,089,614
Payable for fund shares redeemed	379
Accrued management fee	112,667
Other affiliated payables	30,315
Other payables and accrued expenses	40,391
Total liabilities		14,273,366
Net Assets		$244,219,472
Net Assets consist of:
Paid in capital		$243,850,393
Undistributed net investment income		4,712,262
Accumulated undistributed net realized gain (loss) on investments		(2,640,736)
Net unrealized appreciation (depreciation) on investments		(1,702,447)
Net Assets		$244,219,472
Initial Class:
Net Asset Value, offering price and redemption price per share ($12,065,723 ÷ 1,202,695 shares)		$10.03
Investor Class:
Net Asset Value, offering price and redemption price per share ($232,153,749 ÷ 23,154,961 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$2,418
Interest		5,075,391
Income from Fidelity Central Funds		218,542
Total income		5,296,351
Expenses
Management fee	$588,025
Transfer agent fees	106,380
Accounting fees and expenses	52,066
Custodian fees and expenses	12,726
Independent trustees' fees and expenses	449
Audit	33,503
Legal	50
Miscellaneous	533
Total expenses before reductions	793,732
Expense reductions	(1,466)
Total expenses after reductions		792,266
Net investment income (loss)		4,504,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	157,824
Total net realized gain (loss)		157,824
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,270,889)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(1,270,888)
Net gain (loss)		(1,113,064)
Net increase (decrease) in net assets resulting from operations		$3,391,021

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,504,085	$7,030,547
Net realized gain (loss)	157,824	560,423
Change in net unrealized appreciation (depreciation)	(1,270,888)	(1,084,678)
Net increase (decrease) in net assets resulting from operations	3,391,021	6,506,292
Distributions to shareholders from net investment income	(1,324,392)	(5,585,917)
Share transactions - net increase (decrease)	55,068,920	33,533,365
Total increase (decrease) in net assets	57,135,549	34,453,740
Net Assets
Beginning of period	187,083,923	152,630,183
End of period	$244,219,472	$187,083,923
Other Information
Undistributed net investment income end of period	$4,712,262	$1,532,569

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.213	.402	.412	.400	.242
Net realized and unrealized gain (loss)	(.043)	(.027)	.445	(.408)	(.322)
Total from investment operations	.170	.375	.857	(.008)	(.080)
Distributions from net investment income	(.070)	(.305)	(.337)	(.359)	(.190)
Tax return of capital	–	–	–	(.023)	–
Total distributions	(.070)	(.305)	(.337)	(.382)	(.190)
Net asset value, end of period	$10.03	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	1.72%	3.81%	9.18%	(.09)%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.73%	.76%	.76%	.84%H
Expenses net of fee waivers, if any	.72%H	.73%	.76%	.76%	.77%H
Expenses net of all reductions	.72%H	.72%	.76%	.76%	.77%H
Net investment income (loss)	4.33%H	4.01%	4.23%	4.03%	3.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,066	$6,602	$6,810	$7,326	$10,912
Portfolio turnover rateI	44%H	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.212	.398	.409	.394	.238
Net realized and unrealized gain (loss)	(.042)	(.025)	.446	(.402)	(.322)
Total from investment operations	.170	.373	.855	(.008)	(.084)
Distributions from net investment income	(.070)	(.303)	(.335)	(.359)	(.186)
Tax return of capital	–	–	–	(.023)	–
Total distributions	(.070)	(.303)	(.335)	(.382)	(.186)
Net asset value, end of period	$10.03	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	1.72%	3.79%	9.16%	(.09)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.79%	.79%	.82%H
Expenses net of fee waivers, if any	.76%H	.76%	.79%	.79%	.80%H
Expenses net of all reductions	.76%H	.76%	.79%	.79%	.80%H
Net investment income (loss)	4.30%H	3.97%	4.20%	3.99%	3.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$232,154	$180,482	$145,821	$106,675	$95,300
Portfolio turnover rateI	44%H	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$797,584
Gross unrealized depreciation	(2,264,559)
Net unrealized appreciation (depreciation)	$(1,466,975)
Tax cost	$256,485,445

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(859,966)
Long-term	(1,911,699)
Total capital loss carryforward	$(2,771,665)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $94,294,641 and $41,642,006, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$3,122
Investor Class	103,258
$106,380

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $203 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $904.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $562.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$54,276	$197,742
Investor Class	1,270,116	5,388,175
Total	$1,324,392	$5,585,917

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	732,414	241,723	$7,323,173	$2,419,257
Reinvestment of distributions	5,471	19,974	54,276	197,742
Shares redeemed	(199,878)	(287,612)	(1,996,131)	(2,885,204)
Net increase (decrease)	538,007	(25,915)	$5,381,318	$(268,205)
Investor Class
Shares sold	6,088,425	5,485,722	$60,808,798	$54,876,350
Reinvestment of distributions	127,980	544,260	1,269,566	5,388,175
Shares redeemed	(1,241,050)	(2,640,124)	(12,390,762)	(26,462,955)
Net increase (decrease)	4,975,355	3,389,858	$49,687,602	$33,801,570

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.72%
Actual		$1,000.00	$1,017.20	$3.60
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Investor Class	.76%
Actual		$1,000.00	$1,017.20	$3.80
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPFHI-SANN-0818
1.9859332.104

Fidelity® Variable Insurance Products: Growth Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.9
Home Depot, Inc.	3.1
Visa, Inc. Class A	2.8
Charles Schwab Corp.	2.8
Adobe Systems, Inc.	2.7
Apple, Inc.	2.7
Facebook, Inc. Class A	2.5
Cheniere Energy, Inc.	1.9
37.0

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	43.3
Consumer Discretionary	13.5
Financials	10.8
Health Care	10.6
Industrials	7.4

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	337,800	$37,701,858
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	344,178	27,245,130
Wingstop, Inc.	252,200	13,144,664
		40,389,794
Household Durables - 0.8%
Panasonic Corp.	3,247,500	43,790,667
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	197,100	335,030,580
The Booking Holdings, Inc. (a)	17,800	36,082,202
		371,112,782
Media - 0.9%
Charter Communications, Inc. Class A (a)	177,700	52,103,417
China Literature Ltd. (a)(b)	980	9,206
		52,112,623
Specialty Retail - 3.1%
Home Depot, Inc.	911,732	177,878,913
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	7,700	4,348,560
LVMH Moet Hennessy - Louis Vuitton SA	112,115	37,224,305
Puma AG	641	375,028
		41,947,893

TOTAL CONSUMER DISCRETIONARY		764,934,530

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	113,900	24,929,293
Fever-Tree Drinks PLC	244,774	10,951,072
Kweichow Moutai Co. Ltd. (A Shares)	141,870	15,673,196
Pernod Ricard SA ADR	408,400	13,354,680
		64,908,241
Food & Staples Retailing - 0.1%
Bj's Wholesale Club Holdings, Inc.	249,800	5,907,770
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	115,800	13,443,222
The Simply Good Foods Co.	439,700	6,349,268
		19,792,490
Household Products - 0.6%
Energizer Holdings, Inc.	510,200	32,122,192
Personal Products - 1.5%
Coty, Inc. Class A	943,600	13,304,760
Estee Lauder Companies, Inc. Class A	247,300	35,287,237
Unilever NV (NY Reg.)	698,300	38,909,276
		87,501,273
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	541,000	27,293,450

TOTAL CONSUMER STAPLES		237,525,416

ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	670,300	22,140,009
Computer Modelling Group Ltd.	926,000	7,114,137
		29,254,146
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. (a)	1,637,800	106,768,182
Reliance Industries Ltd.	2,052,288	29,152,023
		135,920,205

TOTAL ENERGY		165,174,351

FINANCIALS - 10.6%
Banks - 4.5%
Bank of America Corp.	1,960,700	55,272,133
First Republic Bank	447,800	43,342,562
HDFC Bank Ltd.	117,289	3,617,036
HDFC Bank Ltd. sponsored ADR	105,600	11,090,112
Huntington Bancshares, Inc.	2,031,500	29,984,940
JPMorgan Chase & Co.	907,500	94,561,500
M&T Bank Corp.	86,800	14,769,020
Metro Bank PLC (a)(c)	85,000	3,630,104
		256,267,407
Capital Markets - 6.1%
Cboe Global Markets, Inc.	47,583	4,951,963
Charles Schwab Corp.	3,049,900	155,849,890
CME Group, Inc.	556,697	91,253,772
Goldman Sachs Group, Inc.	95,300	21,020,321
JMP Group, Inc.	240,100	1,289,337
MSCI, Inc.	242,200	40,067,146
The Blackstone Group LP	835,200	26,868,384
		341,300,813

TOTAL FINANCIALS		597,568,220

HEALTH CARE - 10.5%
Biotechnology - 3.4%
Amgen, Inc.	210,200	38,800,818
Biogen, Inc. (a)	182,800	53,055,872
Calyxt, Inc. (c)	286,500	5,348,955
Cytokinetics, Inc. (a)	325,120	2,698,496
Insmed, Inc. (a)	1,312,783	31,047,318
Prothena Corp. PLC (a)	203,300	2,964,114
TESARO, Inc. (a)	184,400	8,200,268
Vertex Pharmaceuticals, Inc. (a)	285,498	48,523,240
		190,639,081
Health Care Equipment & Supplies - 5.0%
Becton, Dickinson & Co.	376,100	90,098,516
Boston Scientific Corp. (a)	1,384,300	45,266,610
Danaher Corp.	370,926	36,602,978
Intuitive Surgical, Inc. (a)	191,700	91,724,616
ResMed, Inc.	163,100	16,893,898
		280,586,618
Health Care Providers & Services - 0.4%
National Vision Holdings, Inc.	18,700	683,859
Neuronetics, Inc.	12,400	329,964
OptiNose, Inc.	24,000	671,520
UnitedHealth Group, Inc.	82,900	20,338,686
		22,024,029
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	174,400	13,404,384
Life Sciences Tools & Services - 0.2%
Codexis, Inc. (a)	249,100	3,587,040
Sartorius Stedim Biotech	84,900	8,873,587
		12,460,627
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	1,050,500	36,883,055
Mallinckrodt PLC (a)(c)	536,400	10,009,224
Mylan NV (a)	694,400	25,095,616
		71,987,895

TOTAL HEALTH CARE		591,102,634

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.4%
TransDigm Group, Inc.	56,096	19,360,973
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	709,500	40,129,320
Prosegur Compania de Seguridad SA (Reg.)	815,360	5,327,433
		45,456,753
Electrical Equipment - 2.1%
AMETEK, Inc.	605,200	43,671,232
Fortive Corp.	696,813	53,731,250
Nidec Corp.	126,400	18,980,265
		116,382,747
Industrial Conglomerates - 0.7%
3M Co.	82,900	16,308,088
Roper Technologies, Inc.	83,417	23,015,584
		39,323,672
Machinery - 1.9%
Allison Transmission Holdings, Inc.	1,398,400	56,621,216
Apergy Corp. (a)	120,600	5,035,050
Gardner Denver Holdings, Inc. (a)	1,454,300	42,741,877
Rational AG	5,900	3,851,521
		108,249,664
Professional Services - 1.5%
IHS Markit Ltd. (a)	535,500	27,626,445
Robert Half International, Inc.	318,800	20,753,880
TransUnion Holding Co., Inc.	535,561	38,367,590
		86,747,915

TOTAL INDUSTRIALS		415,521,724

INFORMATION TECHNOLOGY - 42.8%
Electronic Equipment & Components - 0.3%
Cognex Corp.	337,300	15,046,953
Keyence Corp.	6,800	3,842,370
		18,889,323
Internet Software & Services - 14.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	295,000	54,731,350
Alphabet, Inc. Class A (a)	326,698	368,904,116
DocuSign, Inc. (c)	15,700	831,315
Dropbox, Inc. Class A (a)	26,800	868,856
Facebook, Inc. Class A (a)	722,309	140,359,085
GoDaddy, Inc. (a)	558,959	39,462,505
MercadoLibre, Inc.	46,900	14,019,817
NetEase, Inc. ADR	46,600	11,774,422
Shopify, Inc. Class A (a)	134,400	19,598,999
Stamps.com, Inc. (a)	273,591	69,232,203
Tencent Holdings Ltd.	1,026,900	51,566,197
VeriSign, Inc. (a)	284,300	39,068,506
		810,417,371
IT Services - 8.1%
Adyen BV (b)	9,700	5,343,824
Cognizant Technology Solutions Corp. Class A	739,905	58,445,096
Fidelity National Information Services, Inc.	387,100	41,044,213
Global Payments, Inc.	338,600	37,750,514
MasterCard, Inc. Class A	208,800	41,033,376
PayPal Holdings, Inc. (a)	1,029,900	85,759,773
Square, Inc. (a)	534,000	32,915,760
Visa, Inc. Class A	1,178,472	156,088,616
		458,381,172
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	127,500	25,241,175
Broadcom, Inc.	42,000	10,190,880
Cree, Inc. (a)	193,900	8,060,423
Maxim Integrated Products, Inc.	470,387	27,592,901
Monolithic Power Systems, Inc.	117,888	15,758,089
Qualcomm, Inc.	690,900	38,773,308
		125,616,776
Software - 15.2%
Activision Blizzard, Inc.	543,732	41,497,626
Adobe Systems, Inc. (a)	630,900	153,819,729
Autodesk, Inc. (a)	255,400	33,480,386
Avalara, Inc.	7,683	410,042
Black Knight, Inc. (a)	564,500	30,228,975
Electronic Arts, Inc. (a)	328,521	46,328,031
Intuit, Inc.	347,100	70,914,266
Microsoft Corp.	3,514,400	346,554,984
Pluralsight, Inc.	117,400	2,870,430
Red Hat, Inc. (a)	221,700	29,789,829
Salesforce.com, Inc. (a)	684,862	93,415,177
Splunk, Inc. (a)	69,400	6,878,234
Zscaler, Inc. (a)	10,900	389,675
		856,577,384
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	821,200	152,012,332

TOTAL INFORMATION TECHNOLOGY		2,421,894,358

MATERIALS - 4.5%
Chemicals - 3.5%
CF Industries Holdings, Inc.	767,300	34,068,120
DowDuPont, Inc.	1,101,900	72,637,248
Sherwin-Williams Co.	74,100	30,200,937
The Chemours Co. LLC	602,900	26,744,644
Umicore SA	619,113	35,535,458
		199,186,407
Construction Materials - 1.0%
Eagle Materials, Inc.	438,000	45,976,860
Summit Materials, Inc.	451,014	11,839,118
		57,815,978

TOTAL MATERIALS		257,002,385

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	582,900	84,036,693
Equinix, Inc.	31,900	13,713,491
SBA Communications Corp. Class A (a)	91,500	15,108,480
		112,858,664
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (c)	1,180,801	26,922,263

TOTAL REAL ESTATE		139,780,927

TOTAL COMMON STOCKS
(Cost $3,602,867,422)		5,590,504,545

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,049,416	20,988
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	22,085	4,707,606
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	636,240	25,449,600
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	181,657	3,763,933
TOTAL INFORMATION TECHNOLOGY		29,213,533

TOTAL CONVERTIBLE PREFERRED STOCKS		33,942,127

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	824,100	8,554,158
TOTAL PREFERRED STOCKS
(Cost $34,405,857)		42,496,285

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.93% (f)	32,011,104	32,017,506
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	21,024,602	21,028,807
TOTAL MONEY MARKET FUNDS
(Cost $53,044,210)		53,046,313
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,690,317,489)		5,686,047,143
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(32,522,769)
NET ASSETS - 100%		$5,653,524,374

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,353,030 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,942,127 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$413,687
Fidelity Securities Lending Cash Central Fund	52,733
Total	$466,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$764,955,518	$683,919,558	$81,014,972	$20,988
Consumer Staples	237,525,416	237,525,416	--	--
Energy	165,174,351	165,174,351	--	--
Financials	606,122,378	602,505,342	3,617,036	--
Health Care	595,810,240	591,102,634	--	4,707,606
Industrials	415,521,724	415,521,724	--	--
Information Technology	2,451,107,891	2,370,328,161	51,566,197	29,213,533
Materials	257,002,385	257,002,385	--	--
Real Estate	139,780,927	139,780,927	--	--
Money Market Funds	53,046,313	53,046,313	--	--
Total Investments in Securities:	$5,686,047,143	$5,515,906,811	$136,198,205	$33,942,127

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Cayman Islands	2.1%
Netherlands	1.6%
United Kingdom	1.5%
Japan	1.2%
France	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,323,927) — See accompanying schedule: Unaffiliated issuers (cost $3,637,273,279)	$5,633,000,830
Fidelity Central Funds (cost $53,044,210)	53,046,313
Total Investment in Securities (cost $3,690,317,489)		$5,686,047,143
Receivable for investments sold		3,704,247
Receivable for fund shares sold		1,170,869
Dividends receivable		1,570,147
Distributions receivable from Fidelity Central Funds		66,691
Other receivables		348,940
Total assets		5,692,908,037
Liabilities
Payable to custodian bank	$48,167
Payable for investments purchased	5,180,883
Payable for fund shares redeemed	7,780,044
Accrued management fee	2,601,305
Distribution and service plan fees payable	291,433
Other affiliated payables	443,092
Other payables and accrued expenses	2,027,265
Collateral on securities loaned	21,011,474
Total liabilities		39,383,663
Net Assets		$5,653,524,374
Net Assets consist of:
Paid in capital		$3,530,342,929
Undistributed net investment income		10,080,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		119,144,408
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,993,956,955
Net Assets		$5,653,524,374
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,322,022,760 ÷ 47,687,988 shares)		$69.66
Service Class:
Net Asset Value, offering price and redemption price per share ($675,706,493 ÷ 9,748,289 shares)		$69.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,101,658,171 ÷ 16,132,704 shares)		$68.29
Investor Class:
Net Asset Value, offering price and redemption price per share ($554,136,950 ÷ 7,997,350 shares)		$69.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$29,055,140
Income from Fidelity Central Funds		466,420
Total income		29,521,560
Expenses
Management fee	$15,036,535
Transfer agent fees	1,995,962
Distribution and service plan fees	1,693,603
Accounting and security lending fees	556,006
Custodian fees and expenses	78,520
Independent trustees' fees and expenses	11,948
Audit	34,478
Legal	1,692
Miscellaneous	20,479
Total expenses before reductions	19,429,223
Expense reductions	(307,777)
Total expenses after reductions		19,121,446
Net investment income (loss)		10,400,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,711,763
Fidelity Central Funds	3,988
Foreign currency transactions	(127,261)
Total net realized gain (loss)		123,588,490
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,771,437)	384,455,977
Fidelity Central Funds	(1,174)
Assets and liabilities in foreign currencies	(6,211)
Total change in net unrealized appreciation (depreciation)		384,448,592
Net gain (loss)		508,037,082
Net increase (decrease) in net assets resulting from operations		$518,437,196

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,400,114	$7,945,454
Net realized gain (loss)	123,588,490	828,338,568
Change in net unrealized appreciation (depreciation)	384,448,592	618,534,244
Net increase (decrease) in net assets resulting from operations	518,437,196	1,454,818,266
Distributions to shareholders from net investment income	(3,654,052)	(8,567,146)
Distributions to shareholders from net realized gain	(761,338,742)	(350,370,184)
Total distributions	(764,992,794)	(358,937,330)
Share transactions - net increase (decrease)	593,104,958	(82,598,099)
Total increase (decrease) in net assets	346,549,360	1,013,282,837
Net Assets
Beginning of period	5,306,975,014	4,293,692,177
End of period	$5,653,524,374	$5,306,975,014
Other Information
Undistributed net investment income end of period	$10,080,082	$3,334,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$74.05	$59.31	$65.75	$63.48	$57.14	$42.05
Income from Investment Operations
Net investment income (loss)A	.15	.15	.12	.19	.20	.14
Net realized and unrealized gain (loss)	6.22	19.66	(.48)B	4.24	6.26	15.13
Total from investment operations	6.37	19.81	(.36)	4.43	6.46	15.27
Distributions from net investment income	(.06)	(.15)	(.02)	(.17)	(.12)	(.15)
Distributions from net realized gain	(10.70)	(4.92)	(6.06)	(1.98)	–	(.04)
Total distributions	(10.76)	(5.07)	(6.08)	(2.16)C	(.12)	(.18)D
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$69.66	$74.05	$59.31	$65.75	$63.48	$57.14
Total ReturnF,G,H	9.94%	35.13%	.80%	7.17%	11.30%	36.34%
Ratios to Average Net AssetsI,J
Expenses before reductions	.63%K	.64%	.64%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.63%K	.64%	.64%	.64%	.65%	.65%
Expenses net of all reductions	.62%K	.63%	.64%	.64%	.64%	.65%
Net investment income (loss)	.44%K	.22%	.21%	.29%	.34%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,322,023	$3,165,086	$2,736,295	$3,045,732	$3,143,666	$3,179,928
Portfolio turnover rateL	27%K	50%	61%	63%	46%	74%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $2.16 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $1.984 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$73.76	$59.10	$65.57	$63.32	$57.00	$41.95
Income from Investment Operations
Net investment income (loss)A	.12	.08	.06	.12	.14	.09
Net realized and unrealized gain (loss)	6.19	19.59	(.47)B	4.22	6.24	15.09
Total from investment operations	6.31	19.67	(.41)	4.34	6.38	15.18
Distributions from net investment income	(.05)	(.09)	–	(.11)	(.06)	(.10)
Distributions from net realized gain	(10.70)	(4.92)	(6.06)	(1.98)	–	(.04)
Total distributions	(10.75)	(5.01)	(6.06)	(2.09)	(.06)	(.13)C
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$69.32	$73.76	$59.10	$65.57	$63.32	$57.00
Total ReturnE,F,G	9.89%	35.00%	.71%	7.05%	11.19%	36.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.74%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.73%J	.74%	.74%	.74%	.75%	.75%
Expenses net of all reductions	.72%J	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	.34%J	.12%	.11%	.19%	.24%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$675,706	$624,381	$482,603	$527,178	$521,455	$491,959
Portfolio turnover rateK	27%J	50%	61%	63%	46%	74%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$72.86	$58.44	$65.01	$62.80	$56.57	$41.64
Income from Investment Operations
Net investment income (loss)A	.07	(.02)	(.03)	.02	.05	.01
Net realized and unrealized gain (loss)	6.09	19.36	(.48)B	4.20	6.18	14.98
Total from investment operations	6.16	19.34	(.51)	4.22	6.23	14.99
Distributions from net investment income	(.03)	(.06)	–	(.02)	–	(.02)
Distributions from net realized gain	(10.70)	(4.86)	(6.06)	(1.98)	–	(.04)
Total distributions	(10.73)	(4.92)	(6.06)	(2.01)C	–	(.06)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$68.29	$72.86	$58.44	$65.01	$62.80	$56.57
Total ReturnE,F,G	9.80%	34.81%	.55%	6.90%	11.01%	36.00%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.89%	.89%	.90%	.91%
Expenses net of fee waivers, if any	.88%J	.89%	.89%	.89%	.90%	.90%
Expenses net of all reductions	.87%J	.88%	.89%	.89%	.89%	.90%
Net investment income (loss)	.19%J	(.03)%	(.04)%	.04%	.09%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,658	$1,069,117	$783,297	$958,371	$845,165	$739,551
Portfolio turnover rateK	27%J	50%	61%	63%	46%	74%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $2.01 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $1.984 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$73.73	$59.08	$65.55	$63.30	$56.99	$41.95
Income from Investment Operations
Net investment income (loss)A	.13	.10	.07	.13	.15	.10
Net realized and unrealized gain (loss)	6.18	19.58	(.48)B	4.23	6.24	15.09
Total from investment operations	6.31	19.68	(.41)	4.36	6.39	15.19
Distributions from net investment income	(.05)	(.10)	–	(.13)	(.08)	(.11)
Distributions from net realized gain	(10.70)	(4.92)	(6.06)	(1.98)	–	(.04)
Total distributions	(10.75)	(5.03)C	(6.06)	(2.11)	(.08)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$69.29	$73.73	$59.08	$65.55	$63.30	$56.99
Total ReturnE,F,G	9.90%	35.03%	.71%	7.09%	11.20%	36.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J	.72%	.73%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.71%J	.72%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.70%J	.71%	.72%	.72%	.73%	.73%
Net investment income (loss)	.36%J	.14%	.12%	.21%	.25%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$554,137	$448,392	$291,497	$308,555	$269,599	$214,067
Portfolio turnover rateK	27%J	50%	61%	63%	46%	74%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.5.03 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $4.921 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $166,207 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,077,887,832
Gross unrealized depreciation	(86,085,402)
Net unrealized appreciation (depreciation)	$1,991,802,430
Tax cost	$3,694,244,713

The Fund elected to defer to its next fiscal year $1,334,615 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $750,946,507 and $819,960,060, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$330,733
Service Class 2	1,362,870
$1,693,603

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,062,329
Service Class	212,980
Service Class 2	350,955
Investor Class	369,698
$1,995,962

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,346 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end there were no securities loans outstanding to FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52,733, including $59 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $280,986 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $402.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26,389.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$2,486,484	$6,582,091
Service Class	404,293	699,983
Service Class 2	444,294	744,111
Investor Class	318,981	540,961
Total	$3,654,052	$8,567,146
From net realized gain
Initial Class	$450,938,547	$219,487,438
Service Class	90,123,783	40,072,239
Service Class 2	153,353,013	65,611,272
Investor Class	66,923,399	25,199,235
Total	$761,338,742	$350,370,184

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,636,346	1,496,273	$111,808,020	$101,133,216
Reinvestment of distributions	7,110,319	3,635,136	453,425,031	226,069,529
Shares redeemed	(3,798,777)	(8,529,956)	(264,902,277)	(586,806,149)
Net increase (decrease)	4,947,888	(3,398,547)	$300,330,774	$(259,603,404)
Service Class
Shares sold	441,276	646,963	$30,582,772	$43,354,450
Reinvestment of distributions	1,426,088	657,074	90,528,076	40,772,222
Shares redeemed	(583,975)	(1,005,654)	(40,757,362)	(67,216,694)
Net increase (decrease)	1,283,389	298,383	$80,353,486	$16,909,978
Service Class 2
Shares sold	1,215,379	3,028,603	$82,995,391	$201,763,654
Reinvestment of distributions	2,458,004	1,083,357	153,797,307	66,355,383
Shares redeemed	(2,214,864)	(2,841,547)	(151,126,751)	(185,550,582)
Net increase (decrease)	1,458,519	1,270,413	$85,665,947	$82,568,455
Investor Class
Shares sold	1,199,545	1,345,325	$83,842,899	$92,962,412
Reinvestment of distributions	1,059,770	413,367	67,242,380	25,740,196
Shares redeemed	(343,156)	(611,576)	(24,330,528)	(41,175,736)
Net increase (decrease)	1,916,159	1,147,116	$126,754,751	$77,526,872

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.63%
Actual		$1,000.00	$1,099.40	$3.28
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,098.90	$3.80
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,098.00	$4.58
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,099.00	$3.70
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRWT-SANN-0818
1.705692.120

Fidelity® Variable Insurance Products: High Income Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.4
Valeant Pharmaceuticals International, Inc.	2.0
Ensco PLC	1.6
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	1.5
10.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Energy	20.0
Cable/Satellite TV	8.5
Healthcare	6.9
Diversified Financial Services	6.2
Telecommunications	5.8

Quality Diversification (% of fund's net assets)

As of June 30, 2018
BBB	0.6%
BB	44.4%
B	37.6%
CCC,CC,C	11.1%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Nonconvertible Bonds	83.7%
Convertible Bonds, Preferred Stocks	0.8%
Common Stocks	0.1%
Bank Loan Obligations	8.1%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 23.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.5%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$4,480,000	$3,945,124
3.375% 8/15/26	1,580,000	1,530,382
		5,475,506
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	3,460,000	3,219,457

TOTAL CONVERTIBLE BONDS		8,694,963

Nonconvertible Bonds - 83.7%
Aerospace - 2.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,104,120
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	7,944,813
7.5% 12/1/24 (a)	1,705,000	1,794,513
BWX Technologies, Inc. 5.375% 7/15/26 (a)	735,000	744,188
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,734,143
6.375% 6/15/26	4,340,000	4,307,450
		21,629,227
Air Transportation - 1.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	715,000	736,450
Allegiant Travel Co. 5.5% 7/15/19	3,335,000	3,351,675
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,602,927	1,651,015
United Continental Holdings, Inc. 4.25% 10/1/22	4,585,000	4,424,525
		10,163,665
Automotive & Auto Parts - 0.3%
Delphi Technologies PLC 5% 10/1/25 (a)	3,330,000	3,175,988
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
5.75% 11/20/25	5,315,000	5,414,656
8% 11/1/31	6,215,000	7,395,850
		12,810,506
Broadcasting - 0.9%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,435,000	6,209,775
5% 8/1/27 (a)	3,455,000	3,221,788
		9,431,563
Building Materials - 0.2%
Building Materials Corp. of America 4.75% 1/15/28 (a)	2,165,000	1,986,388
Cable/Satellite TV - 7.2%
Altice SA:
7.625% 2/15/25 (a)	4,180,000	3,845,600
7.75% 5/15/22 (a)	10,985,000	10,627,988
Altice U.S. Finance SA 5.5% 5/15/26 (a)	7,580,000	7,314,700
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,682,288
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	5,710,000	5,367,400
5% 2/1/28 (a)	13,430,000	12,288,412
5.125% 5/1/23 (a)	1,065,000	1,051,368
5.125% 5/1/27 (a)	5,530,000	5,163,638
5.5% 5/1/26 (a)	4,285,000	4,155,165
5.875% 4/1/24 (a)	2,000,000	2,010,000
CSC Holdings LLC:
5.375% 2/1/28 (a)	1,625,000	1,503,125
5.5% 4/15/27 (a)	2,245,000	2,143,975
DISH DBS Corp.:
5.125% 5/1/20	530,000	524,700
5.875% 11/15/24	3,685,000	3,118,431
6.75% 6/1/21	2,110,000	2,112,638
7.75% 7/1/26	2,070,000	1,813,838
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	2,967,437
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,691,246
6% 1/15/27 (a)	3,095,000	2,859,006
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,339,921
		74,580,876
Chemicals - 3.5%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	1,070,000	1,051,553
3.45% 6/1/23	1,110,000	1,050,326
4.5% 12/1/26 (a)	770,000	764,276
5.15% 3/15/34	170,000	157,675
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,187,800
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	890,000	829,369
OCI NV 6.625% 4/15/23 (a)	3,285,000	3,336,575
Olin Corp.:
5% 2/1/30	950,000	900,125
5.125% 9/15/27	2,270,000	2,207,575
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	6,140,000	6,001,850
TPC Group, Inc. 8.75% 12/15/20 (a)	6,400,000	6,336,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,785,413
Tronox Finance PLC 5.75% 10/1/25 (a)	2,555,000	2,481,544
Tronox, Inc. 6.5% 4/15/26 (a)	3,310,000	3,289,313
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,190,150
		36,569,544
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	2,285,000	2,192,172
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	935,550
		3,127,722
Containers - 2.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	1,645,000	1,673,788
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,155,000	5,097,006
6% 2/15/25 (a)	920,000	895,850
7.25% 5/15/24 (a)	1,275,000	1,326,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	2,841,075
OI European Group BV 4% 3/15/23 (a)	2,850,000	2,657,625
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,012,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(c)	1,470,000	1,483,671
5.75% 10/15/20	2,897,632	2,908,498
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,546,000
		25,441,638
Diversified Financial Services - 6.2%
Aircastle Ltd.:
4.125% 5/1/24	970,000	928,872
5% 4/1/23	2,365,000	2,379,592
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,521,600
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,075,000	1,971,250
FLY Leasing Ltd.:
5.25% 10/15/24	1,865,000	1,748,438
6.375% 10/15/21	2,890,000	2,980,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,165,000	8,175,206
6% 8/1/20	2,390,000	2,419,875
6.25% 2/1/22	8,390,000	8,557,800
6.375% 12/15/25	2,140,000	2,142,675
6.75% 2/1/24	4,500,000	4,533,750
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	4,595,000	4,296,325
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(b)(c)	8,773,000	8,115,025
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	5,921,100
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,135,000	1,969,111
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,190,000	1,088,850
6.875% 2/15/23 (a)	400,000	384,000
SLM Corp. 5.5% 1/25/23	2,490,000	2,446,425
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	2,803,200
		64,383,407
Diversified Media - 0.6%
E.W. Scripps Co. 5.125% 5/15/25 (a)	760,000	712,500
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,023,238
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	3,000,000	2,857,500
		6,593,238
Energy - 19.4%
Antero Resources Corp.:
5% 3/1/25	4,000,000	3,980,000
5.125% 12/1/22	5,515,000	5,528,788
California Resources Corp. 8% 12/15/22 (a)	4,965,000	4,505,738
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,325,000	5,278,406
5.875% 3/31/25	2,935,000	3,052,400
7% 6/30/24	4,335,000	4,725,150
Chesapeake Energy Corp.:
4.875% 4/15/22	1,915,000	1,838,400
5.75% 3/15/23	3,275,000	3,094,875
8% 1/15/25	1,660,000	1,690,627
8% 6/15/27	2,000,000	2,035,000
CNX Midstream Partners LP 6.5% 3/15/26 (a)	320,000	311,200
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	7,095,000	7,097,638
6.5% 5/15/26 (a)	2,195,000	2,173,050
6.875% 6/15/25 (a)	2,230,000	2,288,538
Continental Resources, Inc.:
4.375% 1/15/28	2,350,000	2,336,228
4.5% 4/15/23	3,185,000	3,234,217
4.9% 6/1/44	775,000	759,021
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,915,000	1,953,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,080,000	2,077,400
Denbury Resources, Inc.:
4.625% 7/15/23	130,000	113,464
5.5% 5/1/22	1,395,000	1,283,400
6.375% 8/15/21	435,000	416,513
9% 5/15/21 (a)	3,350,000	3,541,620
9.25% 3/31/22 (a)	1,620,000	1,717,200
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,775,000	1,839,344
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	441,350
5.75% 1/30/28 (a)	455,000	443,625
Energy Transfer Equity LP:
4.25% 3/15/23	3,695,000	3,565,712
5.5% 6/1/27	2,000,000	2,000,000
Ensco PLC:
4.5% 10/1/24	7,440,000	6,128,700
5.2% 3/15/25	6,385,000	5,299,550
7.75% 2/1/26	5,350,000	5,054,145
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	5,930,000	5,989,300
Exterran Energy Solutions LP 8.125% 5/1/25	1,175,000	1,239,625
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	9,300,000	9,230,250
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	2,260,000	2,164,086
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,837,888
FTS International, Inc. 6.25% 5/1/22	1,015,000	1,023,831
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,445,000	5,431,388
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,045,800
5.75% 10/1/25 (a)	1,995,000	1,990,013
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,243,238
Jonah Energy LLC 7.25% 10/15/25 (a)	1,650,000	1,332,375
Nabors Industries, Inc.:
5.5% 1/15/23	4,662,000	4,456,872
5.75% 2/1/25 (a)	1,365,000	1,289,925
Newfield Exploration Co. 5.375% 1/1/26	765,000	782,213
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,810,000	3,667,125
4.5% 9/15/27 (a)	565,000	528,275
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	540,000	510,300
Noble Holding International Ltd.:
5.25% 3/15/42	1,160,000	800,400
7.75% 1/15/24	1,314,000	1,245,015
7.875% 2/1/26 (a)	3,435,000	3,538,050
7.95% 4/1/25 (b)	1,695,000	1,576,350
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	402,825
5.375% 1/15/25 (a)	2,645,000	2,625,163
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,352,756
Precision Drilling Corp.:
5.25% 11/15/24	775,000	732,375
6.5% 12/15/21	401,844	410,383
7.125% 1/15/26 (a)	3,965,000	4,072,055
Range Resources Corp.:
4.875% 5/15/25	1,010,000	946,875
5% 8/15/22	3,400,000	3,366,000
5% 3/15/23	3,200,000	3,108,800
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,655,000	1,638,450
SemGroup Corp. 7.25% 3/15/26	1,135,000	1,112,300
Southwestern Energy Co. 4.1% 3/15/22	1,800,000	1,719,000
Summit Midstream Holdings LLC 5.75% 4/15/25	1,980,000	1,881,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	3,100,000	2,883,000
5.125% 2/1/25	5,120,000	5,056,000
5.25% 5/1/23	400,000	400,000
5.375% 2/1/27	665,000	645,050
6.75% 3/15/24	6,065,000	6,368,250
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	550,000	530,750
5% 1/31/28 (a)	2,550,000	2,416,125
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	2,981,000	3,085,335
Weatherford International Ltd.:
5.95% 4/15/42	665,000	497,088
6.5% 8/1/36	2,160,000	1,690,200
7% 3/15/38	771,000	614,873
9.875% 2/15/24	725,000	732,018
Weatherford International, Inc. 9.875% 3/1/25 (a)	3,905,000	3,924,525
Whiting Petroleum Corp.:
5.75% 3/15/21	820,000	838,015
6.625% 1/15/26 (a)	1,565,000	1,613,906
		201,390,035
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,815,764	2,773,528
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,666,300
Tervita Escrow Corp. 7.625% 12/1/21 (a)	475,000	484,500
		4,150,800
Food & Drug Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,650,000	1,460,250
Albertsons, Inc. 6.625% 6/1/28	350,000	269,500
		1,729,750
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,150,000	5,047,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,465,000	4,342,213
4.875% 11/1/26 (a)	905,000	880,113
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	1,818,375
5.625% 1/15/28 (a)	1,715,000	1,607,813
5.75% 3/1/27 (a)	1,635,000	1,577,775
Vector Group Ltd. 6.125% 2/1/25 (a)	6,874,000	6,642,003
		21,915,292
Gaming - 3.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	4,330,000	4,097,263
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,645,000
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	1,959,793
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,289,231
4.5% 1/15/28	2,895,000	2,627,213
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,714,500
6.625% 5/15/21	3,910,000	3,958,875
Stars Group Holdings BV 7% 7/15/26 (a)(d)	1,110,000	1,121,100
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,420,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,416,525
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,080,000	1,031,076
5.5% 10/1/27 (a)	3,650,000	3,485,750
		31,766,826
Healthcare - 6.8%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	384,116
Community Health Systems, Inc. 6.25% 3/31/23	2,130,000	1,948,950
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,145,000	4,964,925
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	3,628,519
5% 3/15/24	1,655,000	1,655,000
5.25% 6/15/26	3,000,000	2,979,600
5.875% 2/15/26	1,670,000	1,684,613
HealthSouth Corp.:
5.125% 3/15/23	815,000	815,000
5.75% 9/15/25	1,945,000	1,964,450
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	1,976,850
4.625% 2/1/28 (a)	395,000	371,300
Kindred Healthcare, Inc.:
8% 1/15/20	560,000	600,046
8.75% 1/15/23	940,000	1,001,692
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,345,000	1,284,475
5.25% 8/1/26	1,515,000	1,484,700
6.375% 3/1/24	1,275,000	1,335,563
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	6,380,000	6,236,450
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	768,825
Service Corp. International 4.625% 12/15/27	2,135,000	2,016,721
SP Finco LLC 6.75% 7/1/25 (a)	985,000	934,519
Teleflex, Inc.:
4.625% 11/15/27	1,235,000	1,165,988
4.875% 6/1/26	4,115,000	4,032,700
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,213,438
4.625% 7/15/24 (a)	1,540,000	1,458,688
6.75% 6/15/23	1,875,000	1,865,625
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,030,000	979,144
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	5,825,000	5,730,344
5.875% 5/15/23 (a)	4,820,000	4,527,788
6.125% 4/15/25 (a)	4,615,000	4,251,569
9% 12/15/25 (a)	1,105,000	1,146,438
9.25% 4/1/26 (a)	5,000,000	5,193,750
		70,601,786
Homebuilders/Real Estate - 1.9%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,525,000	1,328,306
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	6,083,750
Lennar Corp.:
4.75% 11/29/27	1,535,000	1,434,765
5% 6/15/27	2,300,000	2,202,250
5.25% 6/1/26	2,530,000	2,479,400
M.D.C. Holdings, Inc. 6% 1/15/43	775,000	672,623
Pisces Midco, Inc. 8% 4/15/26 (a)	1,850,000	1,779,330
PulteGroup, Inc. 5% 1/15/27	1,490,000	1,415,500
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	1,015,000	974,400
William Lyon Homes, Inc. 7% 8/15/22	1,708,000	1,740,025
		20,110,349
Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,225,000	4,019,031
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,506,063
		6,525,094
Insurance - 0.2%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,500,000	1,522,500
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	848,400
7.25% 11/30/21 (a)	1,895,000	1,956,588
		2,804,988
Metals/Mining - 2.7%
ArcelorMittal SA 6.125% 6/1/25	1,045,000	1,125,988
Constellium NV 5.875% 2/15/26 (a)	1,780,000	1,717,700
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,710,000	1,650,150
6.875% 3/1/26 (a)	1,745,000	1,670,838
7% 2/15/21 (a)	2,215,000	2,237,150
7.25% 5/15/22 (a)	1,360,000	1,373,600
7.25% 4/1/23 (a)	4,110,000	4,110,000
7.5% 4/1/25 (a)	1,980,000	1,954,062
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	2,885,000	2,784,025
5.125% 3/15/23 (a)	1,065,000	1,033,050
5.125% 5/15/24 (a)	1,255,000	1,193,819
Freeport-McMoRan, Inc.:
3.875% 3/15/23	2,770,000	2,617,650
4.55% 11/14/24	2,735,000	2,598,250
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,420,000	2,347,400
		28,413,682
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	2,815,000	2,621,469
Restaurants - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,695,750
5% 10/15/25 (a)	3,190,000	3,018,378
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,515,000	7,516,353
Yum! Brands, Inc. 5.35% 11/1/43	1,910,000	1,683,761
		13,914,242
Services - 3.0%
APX Group, Inc.:
6.375% 12/1/19	3,711,000	3,715,639
7.625% 9/1/23	1,750,000	1,553,125
Aramark Services, Inc.:
4.75% 6/1/26	4,250,000	4,106,563
5% 2/1/28 (a)	1,945,000	1,857,475
5.125% 1/15/24	1,475,000	1,475,000
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	910,000	848,575
4.375% 8/15/27 (a)	960,000	892,800
Avantor, Inc.:
6% 10/1/24 (a)	1,760,000	1,740,992
9% 10/1/25 (a)	3,185,000	3,209,525
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,349,000
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,059,419
5.875% 6/15/26	1,940,000	1,981,225
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,840,000	1,821,600
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,835,000	3,024,605
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,189,400
		30,824,943
Steel - 1.2%
ArcelorMittal SA 7.25% 10/15/39 (b)	1,045,000	1,199,869
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (a)	2,135,000	2,060,275
5.75% 3/1/25	4,880,000	4,623,800
Commercial Metals Co. 5.375% 7/15/27	5,005,000	4,754,750
		12,638,694
Super Retail - 0.6%
Netflix, Inc.:
4.375% 11/15/26	3,355,000	3,160,410
4.875% 4/15/28 (a)	2,805,000	2,673,642
		5,834,052
Technology - 3.4%
EMC Corp. 2.65% 6/1/20	3,715,000	3,607,636
Fair Isaac Corp. 5.25% 5/15/26 (a)	3,065,000	3,076,494
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	791,025
Micron Technology, Inc. 5.5% 2/1/25	1,830,000	1,905,488
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	311,000	311,000
5.625% 12/15/26	3,135,000	3,064,494
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,190,000	2,151,675
4.125% 6/1/21 (a)	1,955,000	1,950,113
4.625% 6/15/22 (a)	470,000	477,050
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	6,512,700
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	4,997,200
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,809,600
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,053,800
Symantec Corp. 5% 4/15/25 (a)	445,000	430,982
		35,139,257
Telecommunications - 4.3%
Altice Financing SA 6.625% 2/15/23 (a)	1,195,000	1,177,673
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	3,750,050
Equinix, Inc. 5.375% 4/1/23	940,000	962,208
Frontier Communications Corp. 11% 9/15/25	3,360,000	2,686,992
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	2,125,000	2,231,250
Level 3 Financing, Inc. 5.25% 3/15/26	5,620,000	5,345,182
Qwest Corp. 6.75% 12/1/21	2,000,000	2,128,206
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,556,117
Sprint Corp.:
7.25% 9/15/21	3,060,000	3,182,400
7.875% 9/15/23	1,485,000	1,539,759
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	2,245,000	2,096,269
5.125% 4/15/25	2,295,000	2,306,475
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,184,000
U.S. West Communications 7.25% 9/15/25	1,380,000	1,474,139
Wind Tre SpA 5% 1/20/26 (a)	4,165,000	3,300,763
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,522,263
6.375% 5/15/25	1,765,000	1,798,094
		44,241,840
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	5,775,638
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	930,000	706,219
11.25% 8/15/22 (a)	1,840,000	1,748,000
		8,229,857
Utilities - 4.8%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,726,503
DPL, Inc. 6.75% 10/1/19	1,299,000	1,339,594
Dynegy, Inc.:
7.625% 11/1/24	3,000,000	3,198,750
8.125% 1/30/26 (a)	1,885,000	2,047,581
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,546,000	4,409,620
7% 6/15/23	5,750,000	5,706,875
InterGen NV 7% 6/30/23 (a)	425,000	418,625
NRG Energy, Inc.:
5.75% 1/15/28 (a)	1,190,000	1,169,175
6.25% 5/1/24	755,000	773,875
6.625% 1/15/27	900,000	924,750
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,047,875
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,772,259	11,741,762
The AES Corp.:
4% 3/15/21	2,175,000	2,164,060
4.5% 3/15/23	1,440,000	1,427,400
4.875% 5/15/23	4,135,000	4,124,663
6% 5/15/26	3,205,000	3,317,175
		49,538,283

TOTAL NONCONVERTIBLE BONDS		866,581,029

TOTAL CORPORATE BONDS
(Cost $887,766,055)		875,275,992
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (e)	146,156	1,315,404
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $8,275,305)		1,350,415
	Principal Amount	Value

Bank Loan Obligations - 8.1%
Aerospace - 0.3%
TransDigm, Inc. Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/9/23 (b)(c)	3,066,043	3,044,581
Cable/Satellite TV - 1.3%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/25/26 (b)(c)	360,000	358,499
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (b)(c)	2,039,750	2,002,606
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 9/30/25 (b)(c)	2,495,000	2,474,741
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3351% 8/19/23 (b)(c)	3,339,763	3,181,124
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (b)(c)	1,110,938	1,108,338
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 4/15/25 (b)(c)	4,020,000	3,972,283

TOTAL CABLE/SATELLITE TV		13,097,591

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	141,383	141,241
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	326,267	325,941

TOTAL CHEMICALS		467,182

Containers - 0.4%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 2/5/23 (b)(c)	3,782,769	3,771,724
Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(c)	1,020,000	1,037,218
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(f)	1,490,277	1,501,455

TOTAL ENERGY		2,538,673

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/22 (b)(c)	1,825,954	1,817,975
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	515,394	509,452
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.5625% 2/23/19 (b)(c)(f)	395,200	395,200
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (b)(c)(f)	395,200	395,200

TOTAL FOOD & DRUG RETAIL		1,299,852

Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/24/24 (b)(c)	2,002,337	1,988,841
Gaming - 0.7%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 4/18/24 (b)(c)	1,910,700	1,898,758
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.1% 10/20/24 (b)(c)	3,069,575	3,059,998
3 month U.S. LIBOR + 7.000% 9.1% 10/20/25 (b)(c)	1,025,000	1,036,531
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9062% 8/14/24 (b)(c)	1,020,355	1,012,703

TOTAL GAMING		7,007,990

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 3/13/25 (b)(c)	1,211,963	1,214,544
Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/1/24 (b)(c)	350,000	344,971
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (b)(c)	1,545,829	1,542,614
Services - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	130,000	125,003
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	590,537	579,548
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	793,013	791,530
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (b)(c)	3,331,350	3,333,849

TOTAL SERVICES		4,829,930

Technology - 2.1%
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.24% 6/1/22 (b)(c)	3,082,702	3,071,141
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (b)(c)	2,806,991	2,790,457
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (b)(c)	4,132,870	4,121,794
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (b)(c)	591,972	588,568
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.0464% 3/11/24 (b)(c)	950,000	942,581
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0464% 3/9/23 (b)(c)	3,795,488	3,787,593
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 7/13/23 (b)(c)	6,727,550	6,731,788

TOTAL TECHNOLOGY		22,033,922

Telecommunications - 1.5%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (b)(c)	1,004,850	987,938
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (b)(c)	2,089,500	2,045,098
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3336% 2/22/24 (b)(c)	2,490,000	2,480,663
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/24 (b)(c)	3,021,750	2,975,940
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 11/1/24 (b)(c)	3,343,200	3,354,701
3 month U.S. LIBOR + 8.250% 10.3435% 11/1/25 (b)(c)	1,120,000	1,119,720
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (b)(c)	3,004,650	2,937,586

TOTAL TELECOMMUNICATIONS		15,901,646

Utilities - 0.2%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (b)(c)	2,439,187	2,426,991
TOTAL BANK LOAN OBLIGATIONS
(Cost $83,494,691)		83,329,027

Preferred Securities - 2.5%
Banks & Thrifts - 2.3%
Bank of America Corp.:
5.875% (b)(g)	1,800,000	1,790,535
6.25% (b)(g)	1,550,000	1,650,813
Barclays PLC 6.625% (b)(g)	2,260,000	2,268,132
Citigroup, Inc.:
5.95% (b)(g)	2,590,000	2,632,344
5.95% (b)(g)	1,775,000	1,867,928
Credit Agricole SA:
6.625% (a)(b)(g)	3,300,000	3,304,753
7.875% (a)(b)(g)	2,125,000	2,171,138
Goldman Sachs Group, Inc. 5% (b)(g)	4,495,000	4,248,518
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	1,395,000	1,422,487
8.625% (b)(g)	2,065,000	2,195,063

TOTAL BANKS & THRIFTS		23,551,711

Energy - 0.2%
Andeavor Logistics LP 6.875% (b)(g)	2,630,000	2,669,473
TOTAL PREFERRED SECURITIES
(Cost $25,973,775)		26,221,184
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.93% (h)
(Cost $33,220,635)	33,213,992	33,220,635
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $1,038,730,461)		1,019,397,253
NET OTHER ASSETS (LIABILITIES) - 1.6%		16,318,331
NET ASSETS - 100%		$1,035,715,584

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $489,039,544 or 47.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$319,786
Total	$319,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,315,404	$1,315,404	$--	$--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	875,275,992	--	875,275,992	--
Bank Loan Obligations	83,329,027	--	81,037,172	2,291,855
Preferred Securities	26,221,184	--	26,221,184	--
Money Market Funds	33,220,635	33,220,635	--	--
Total Investments in Securities:	$1,019,397,253	$34,536,039	$982,534,348	$2,326,866

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.3%
Canada	5.7%
Luxembourg	4.7%
Netherlands	3.0%
United Kingdom	2.8%
Bermuda	1.4%
Cayman Islands	1.3%
France	1.2%
Multi-National	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,005,509,826)	$986,176,618
Fidelity Central Funds (cost $33,220,635)	33,220,635
Total Investment in Securities (cost $1,038,730,461)		$1,019,397,253
Receivable for investments sold		5,982,396
Receivable for fund shares sold		416,477
Interest receivable		14,531,110
Distributions receivable from Fidelity Central Funds		58,559
Other receivables		1,356
Total assets		1,040,387,151
Liabilities
Payable for investments purchased
Regular delivery	$1,500,000
Delayed delivery	1,110,000
Payable for fund shares redeemed	1,381,410
Accrued management fee	479,965
Distribution and service plan fees payable	45,184
Other affiliated payables	101,714
Other payables and accrued expenses	53,294
Total liabilities		4,671,567
Net Assets		$1,035,715,584
Net Assets consist of:
Paid in capital		$1,081,875,952
Undistributed net investment income		29,992,335
Accumulated undistributed net realized gain (loss) on investments		(56,819,495)
Net unrealized appreciation (depreciation) on investments		(19,333,208)
Net Assets		$1,035,715,584
Initial Class:
Net Asset Value, offering price and redemption price per share ($332,285,707 ÷ 61,739,823 shares)		$5.38
Service Class:
Net Asset Value, offering price and redemption price per share ($91,717,015 ÷ 17,172,053 shares)		$5.34
Service Class 2:
Net Asset Value, offering price and redemption price per share ($180,222,991 ÷ 34,720,335 shares)		$5.19
Investor Class:
Net Asset Value, offering price and redemption price per share ($431,489,871 ÷ 80,577,375 shares)		$5.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$742,670
Interest		29,351,693
Income from Fidelity Central Funds		319,786
Total income		30,414,149
Expenses
Management fee	$2,905,884
Transfer agent fees	430,274
Distribution and service plan fees	267,845
Accounting fees and expenses	185,915
Custodian fees and expenses	10,068
Independent trustees' fees and expenses	2,282
Audit	50,176
Legal	310
Interest	2,531
Miscellaneous	4,575
Total expenses before reductions	3,859,860
Expense reductions	(7,756)
Total expenses after reductions		3,852,104
Net investment income (loss)		26,562,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,147,079)
Fidelity Central Funds	821
Total net realized gain (loss)		(1,146,258)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(32,484,260)
Fidelity Central Funds	(820)
Total change in net unrealized appreciation (depreciation)		(32,485,080)
Net gain (loss)		(33,631,338)
Net increase (decrease) in net assets resulting from operations		$(7,069,293)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,562,045	$60,034,260
Net realized gain (loss)	(1,146,258)	29,012,037
Change in net unrealized appreciation (depreciation)	(32,485,080)	(9,944,103)
Net increase (decrease) in net assets resulting from operations	(7,069,293)	79,102,194
Distributions to shareholders from net investment income	(10,036,672)	(56,233,439)
Share transactions - net increase (decrease)	5,272,298	(176,795,452)
Total increase (decrease) in net assets	(11,833,667)	(153,926,697)
Net Assets
Beginning of period	1,047,549,251	1,201,475,948
End of period	$1,035,715,584	$1,047,549,251
Other Information
Undistributed net investment income end of period	$29,992,335	$13,466,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$5.46	$5.38	$4.95	$5.52	$5.80	$5.81
Income from Investment Operations
Net investment income (loss)A	.139	.290	.320	.333	.317	.330
Net realized and unrealized gain (loss)	(.170)	.091	.402	(.531)	(.251)	.014
Total from investment operations	(.031)	.381	.722	(.198)	.066	.344
Distributions from net investment income	(.049)	(.301)	(.292)	(.364)	(.347)	(.354)
Tax return of capital	–	–	–	(.008)	–	–
Total distributions	(.049)	(.301)	(.292)	(.372)	(.347)	(.354)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	–B
Net asset value, end of period	$5.38	$5.46	$5.38	$4.95	$5.52	$5.80
Total ReturnC,D,E	(.56)%	7.13%	14.61%	(3.63)%	1.16%	5.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.67%	.68%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%H	.67%	.68%	.68%	.68%	.68%
Expenses net of all reductions	.68%H	.67%	.68%	.68%	.68%	.68%
Net investment income (loss)	5.18%H	5.22%	6.05%	5.94%	5.31%	5.55%
Supplemental Data
Net assets, end of period (000 omitted)	$332,286	$355,469	$457,620	$437,798	$493,390	$587,376
Portfolio turnover rateI	66%H	70%	73%	69%	79%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$5.42	$5.34	$4.92	$5.49	$5.77	$5.78
Income from Investment Operations
Net investment income (loss)A	.134	.283	.311	.324	.309	.323
Net realized and unrealized gain (loss)	(.165)	.092	.395	(.528)	(.248)	.015
Total from investment operations	(.031)	.375	.706	(.204)	.061	.338
Distributions from net investment income	(.049)	(.295)	(.286)	(.358)	(.342)	(.348)
Tax return of capital	–	–	–	(.008)	–	–
Total distributions	(.049)	(.295)	(.286)	(.366)	(.342)	(.348)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	–B
Net asset value, end of period	$5.34	$5.42	$5.34	$4.92	$5.49	$5.77
Total ReturnC,D,E	(.57)%	7.07%	14.37%	(3.76)%	1.07%	5.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.78%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%H	.77%	.78%	.78%	.78%	.77%
Expenses net of all reductions	.78%H	.77%	.78%	.77%	.78%	.77%
Net investment income (loss)	5.08%H	5.12%	5.95%	5.84%	5.22%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$91,717	$68,104	$84,945	$73,313	$59,961	$68,982
Portfolio turnover rateI	66%H	70%	73%	69%	79%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$5.27	$5.20	$4.80	$5.36	$5.64	$5.66
Income from Investment Operations
Net investment income (loss)A	.127	.267	.296	.309	.294	.307
Net realized and unrealized gain (loss)	(.159)	.090	.383	(.514)	(.244)	.014
Total from investment operations	(.032)	.357	.679	(.205)	.050	.321
Distributions from net investment income	(.048)	(.287)	(.279)	(.347)	(.331)	(.341)
Tax return of capital	–	–	–	(.008)	–	–
Total distributions	(.048)	(.287)	(.279)	(.355)	(.331)	(.341)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	–B
Net asset value, end of period	$5.19	$5.27	$5.20	$4.80	$5.36	$5.64
Total ReturnC,D,E	(.60)%	6.91%	14.17%	(3.87)%	.90%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.92%	.93%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.93%H	.92%	.93%	.93%	.93%	.92%
Expenses net of all reductions	.93%H	.92%	.93%	.93%	.93%	.92%
Net investment income (loss)	4.93%H	4.97%	5.80%	5.68%	5.06%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$180,223	$166,993	$189,179	$160,639	$190,873	$280,444
Portfolio turnover rateI	66%H	70%	73%	69%	79%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$5.43	$5.36	$4.93	$5.50	$5.78	$5.79
Income from Investment Operations
Net investment income (loss)A	.137	.287	.317	.329	.314	.327
Net realized and unrealized gain (loss)	(.168)	.083	.403	(.529)	(.250)	.016
Total from investment operations	(.031)	.370	.720	(.200)	.064	.343
Distributions from net investment income	(.049)	(.300)	(.290)	(.362)	(.345)	(.353)
Tax return of capital	–	–	–	(.008)	–	–
Total distributions	(.049)	(.300)	(.290)	(.370)	(.345)	(.353)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	–B
Net asset value, end of period	$5.35	$5.43	$5.36	$4.93	$5.50	$5.78
Total ReturnC,D,E	(.56)%	6.95%	14.64%	(3.68)%	1.12%	5.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Net investment income (loss)	5.14%H	5.18%	6.02%	5.90%	5.28%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$431,490	$456,983	$469,732	$398,719	$448,590	$499,630
Portfolio turnover rateI	66%H	70%	73%	69%	79%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, defaulted bonds, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,356,537
Gross unrealized depreciation	(32,013,714)
Net unrealized appreciation (depreciation)	$(15,657,177)
Tax cost	$1,035,054,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(21,646,811)
Long-term	(33,707,669)
Total capital loss carryforward	$(55,354,480)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $326,606,551 and $326,839,623, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$41,516
Service Class 2	226,329
$267,845

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$116,527
Service Class	28,231
Service Class 2	61,562
Investor Class	223,954
$430,274

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $866 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,301,200	1.61%	$2,531

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,578 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,196 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,430.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,130.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$3,149,277	$19,408,280
Service Class	868,763	3,673,597
Service Class 2	1,905,878	8,815,623
Investor Class	4,112,754	24,335,939
Total	$10,036,672	$56,233,439

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	3,211,843	4,812,818	$17,369,241	$26,697,768
Reinvestment of distributions	590,859	3,567,699	3,149,277	19,408,280
Shares redeemed	(7,209,033)	(28,297,958)	(38,931,866)	(158,020,104)
Net increase (decrease)	(3,406,331)	(19,917,441)	$(18,413,348)	$(111,914,056)
Service Class
Shares sold	11,019,427	3,988,619	$59,747,606	$22,280,065
Reinvestment of distributions	163,917	680,296	868,763	3,673,597
Shares redeemed	(6,582,196)	(7,994,716)	(34,970,808)	(44,737,116)
Net increase (decrease)	4,601,148	(3,325,801)	$25,645,561	$(18,783,454)
Service Class 2
Shares sold	16,102,380	16,969,214	$84,613,705	$91,713,990
Reinvestment of distributions	370,073	1,678,790	1,905,878	8,815,623
Shares redeemed	(13,449,405)	(23,296,723)	(69,541,723)	(125,967,136)
Net increase (decrease)	3,023,048	(4,648,719)	$16,977,860	$(25,437,523)
Investor Class
Shares sold	7,822,472	11,517,683	$42,324,042	$63,295,750
Reinvestment of distributions	774,530	4,497,398	4,112,754	24,335,939
Shares redeemed	(12,182,436)	(19,550,789)	(65,374,571)	(108,292,108)
Net increase (decrease)	(3,585,434)	(3,535,708)	$(18,937,775)	$(20,660,419)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 47% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.68%
Actual		$1,000.00	$994.40	$3.36
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$994.30	$3.86
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$994.00	$4.60
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.71%
Actual		$1,000.00	$994.40	$3.51
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPHI-SANN-0818
1.705694.120

Fidelity® Variable Insurance Products: Overseas Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United Kingdom	21.5%
Japan	18.1%
France	9.4%
Germany	8.4%
United States of America*	5.7%
Switzerland	5.4%
Netherlands	4.9%
Ireland	3.8%
Sweden	3.3%
Other	19.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2018

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
SAP SE (Germany, Software)	1.5
Bayer AG (Germany, Pharmaceuticals)	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2
Prudential PLC (United Kingdom, Insurance)	1.2
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.1
AIA Group Ltd. (Hong Kong, Insurance)	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.1
12.9

Top Market Sectors as of June 30, 2018

% of fund's net assets
Financials	23.2
Industrials	17.8
Health Care	13.2
Information Technology	11.4
Consumer Discretionary	11.5
Consumer Staples	9.8
Materials	7.8
Energy	2.7
Telecommunication Services	0.6
Real Estate	0.4

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 1.9%
Adelaide Brighton Ltd.	1,257,456	$6,467,533
Amcor Ltd.	1,151,062	12,275,064
Aub Group Ltd.	550,984	5,537,323
Netwealth Group Ltd.	137,463	836,216
Pact Group Holdings Ltd. (a)	1,278,270	4,985,334
realestate.com.au Ltd.	22,245	1,495,939

TOTAL AUSTRALIA		31,597,409

Austria - 0.1%
Andritz AG	16,860	895,067
Bailiwick of Jersey - 1.0%
Sanne Group PLC	613,326	5,455,605
Wolseley PLC	146,064	11,855,230

TOTAL BAILIWICK OF JERSEY		17,310,835

Belgium - 1.1%
Anheuser-Busch InBev SA NV	15,072	1,520,237
KBC Groep NV	217,368	16,784,056

TOTAL BELGIUM		18,304,293

Bermuda - 1.8%
Credicorp Ltd. (United States)	35,400	7,969,248
Hiscox Ltd.	518,300	10,431,403
Hongkong Land Holdings Ltd.	230,800	1,650,220
IHS Markit Ltd. (b)	175,372	9,047,441
SmarTone Telecommunications Holdings Ltd.	1,617,500	1,669,949

TOTAL BERMUDA		30,768,261

Canada - 0.7%
Constellation Software, Inc.	15,870	12,307,655
Cayman Islands - 0.5%
HKBN Ltd.	312,500	481,161
Value Partners Group Ltd.	1,770,000	1,398,746
ZTO Express (Cayman), Inc. sponsored ADR	362,401	7,248,020

TOTAL CAYMAN ISLANDS		9,127,927

China - 0.1%
Yunnan Baiyao Group Co. Ltd.	89,200	1,440,996
Denmark - 1.2%
DSV de Sammensluttede Vognmaend A/S	124,800	10,085,797
Netcompany Group A/S	61,055	2,236,468
NNIT A/S (a)	169,486	4,218,587
Scandinavian Tobacco Group A/S (a)	118,471	1,789,149
SimCorp A/S	16,900	1,369,493

TOTAL DENMARK		19,699,494

Finland - 0.2%
Amer Group PLC (A Shares)	38,900	1,227,449
Nokian Tyres PLC	41,300	1,632,108

TOTAL FINLAND		2,859,557

France - 9.4%
Altarea SCA	6,800	1,616,002
ALTEN	72,470	7,472,870
Amundi SA (a)	138,153	9,573,623
Capgemini SA	117,300	15,780,435
Compagnie de St. Gobain	247,800	11,074,605
Danone SA	170,400	12,441,329
Edenred SA	334,100	10,557,783
Elis SA	324,145	7,434,457
LVMH Moet Hennessy - Louis Vuitton SA	51,633	17,143,135
Maisons du Monde SA (a)	193,010	7,109,024
Publicis Groupe SA	76,506	5,265,918
Publicis Groupe SA rights (b)(c)	76,506	178,687
Sanofi SA	216,514	17,377,311
SR Teleperformance SA	58,800	10,389,263
Total SA	387,559	23,534,817

TOTAL FRANCE		156,949,259

Germany - 7.5%
adidas AG	50,664	11,060,975
Axel Springer Verlag AG (c)	140,400	10,157,268
Bayer AG	220,606	24,227,747
Bertrandt AG	18,782	1,784,300
Deutsche Post AG	405,981	13,190,471
Fresenius Medical Care AG & Co. KGaA	111,000	11,176,752
Fresenius SE & Co. KGaA	198,286	15,931,217
Hannover Reuck SE	68,600	8,555,863
JOST Werke AG (a)	17,800	679,730
SAP SE	213,263	24,614,345
Scout24 AG (a)	84,800	4,499,898

TOTAL GERMANY		125,878,566

Hong Kong - 1.2%
AIA Group Ltd.	2,125,500	18,584,850
Dah Sing Banking Group Ltd.	603,600	1,264,809
Dah Sing Financial Holdings Ltd.	139,200	812,603

TOTAL HONG KONG		20,662,262

India - 0.7%
Axis Bank Ltd.	868,968	6,483,623
Housing Development Finance Corp. Ltd.	207,319	5,778,343

TOTAL INDIA		12,261,966

Indonesia - 0.5%
PT Astra International Tbk	2,761,400	1,271,824
PT Bank Rakyat Indonesia Tbk	38,780,900	7,685,817

TOTAL INDONESIA		8,957,641

Ireland - 3.8%
CRH PLC	285,600	10,018,063
DCC PLC (United Kingdom)	105,050	9,559,210
Kerry Group PLC Class A	109,400	11,447,056
Kingspan Group PLC (Ireland)	259,800	13,009,554
Paddy Power Betfair PLC (Ireland) (b)	104,000	11,537,864
United Drug PLC (United Kingdom)	821,202	8,952,034

TOTAL IRELAND		64,523,781

Israel - 0.8%
Frutarom Industries Ltd.	135,060	13,235,566
Italy - 0.7%
Banca Generali SpA	231,600	5,771,669
Prada SpA	1,352,900	6,259,594

TOTAL ITALY		12,031,263

Japan - 18.1%
AEON Financial Service Co. Ltd.	393,800	8,408,465
Arc Land Sakamoto Co. Ltd.	208,220	3,129,459
Arcland Service Holdings Co. Ltd.	398,660	8,469,027
Bridgestone Corp.	25,850	1,011,679
Credit Saison Co. Ltd.	93,700	1,475,977
Daiichikosho Co. Ltd.	138,200	6,678,138
Daikin Industries Ltd.	114,200	13,687,703
Dentsu, Inc.	153,200	7,264,598
GMO Internet, Inc.	171,700	4,092,637
Hoya Corp.	333,800	18,991,159
Ichigo, Inc.	176,900	830,854
Iriso Electronics Co. Ltd.	118,700	7,172,497
Keyence Corp.	24,156	13,649,455
KH Neochem Co. Ltd.	309,600	9,381,818
Miroku Jyoho Service Co., Ltd.	163,910	4,130,505
Misumi Group, Inc.	273,970	7,992,802
Mitsubishi UFJ Financial Group, Inc.	2,333,700	13,220,141
Morinaga & Co. Ltd.	135,400	6,493,917
Nabtesco Corp.	252,200	7,767,710
Nakanishi, Inc.	549,600	12,484,704
Nissan Chemical Industries Co. Ltd.	141,500	6,607,551
Nitori Holdings Co. Ltd.	74,500	11,627,693
NOF Corp.	217,000	7,016,755
OBIC Co. Ltd.	104,540	8,658,554
Olympus Corp.	255,800	9,588,312
ORIX Corp.	1,114,830	17,641,532
Otsuka Corp.	198,700	7,797,963
PALTAC Corp.	80,600	4,644,610
Paramount Bed Holdings Co. Ltd.	30,100	1,291,379
Recruit Holdings Co. Ltd.	444,960	12,322,155
Renesas Electronics Corp. (b)	199,500	1,956,889
S Foods, Inc.	115,600	4,536,711
SMC Corp.	27,200	9,981,809
Sundrug Co. Ltd.	123,500	5,008,490
Suzuki Motor Corp.	136,400	7,537,327
Temp Holdings Co., Ltd.	311,500	6,952,233
The Suruga Bank Ltd.	134,900	1,207,478
Tsubaki Nakashima Co. Ltd.	69,500	1,639,024
Tsuruha Holdings, Inc.	79,200	9,936,215
VT Holdings Co. Ltd.	79,240	417,260
Welcia Holdings Co. Ltd.	193,520	10,295,198

TOTAL JAPAN		302,998,383

Kenya - 0.3%
Safaricom Ltd.	19,310,400	5,642,960
Korea (South) - 0.2%
LG Chemical Ltd.	13,685	4,095,835
Netherlands - 4.9%
Adyen BV (a)	2,200	1,212,001
ASR Nederland NV	39,100	1,597,221
Grandvision NV (a)	225,900	5,078,266
Heineken NV (Bearer)	93,500	9,392,464
IMCD Group BV	204,510	13,732,540
ING Groep NV (Certificaten Van Aandelen)	752,149	10,796,741
Instone Real Estate Group BV (a)(b)(c)	45,800	1,205,557
Intertrust NV (a)	90,454	1,607,722
Koninklijke Philips Electronics NV	349,528	14,808,793
Unilever NV (NY Reg.)	396,661	22,101,951

TOTAL NETHERLANDS		81,533,256

New Zealand - 0.6%
EBOS Group Ltd.	453,126	5,508,895
Trade Maine Group Ltd.	1,505,290	4,751,023

TOTAL NEW ZEALAND		10,259,918

Norway - 1.6%
Equinor ASA	545,203	14,486,353
Schibsted ASA:
(A Shares)	262,700	7,986,459
(B Shares)	73,622	2,079,117
Skandiabanken ASA (a)	159,800	1,679,555

TOTAL NORWAY		26,231,484

Panama - 0.3%
Copa Holdings SA Class A	46,694	4,418,186
Spain - 3.0%
Amadeus IT Holding SA Class A	183,267	14,467,698
CaixaBank SA	2,123,500	9,140,149
Grifols SA ADR	578,500	12,437,750
Masmovil Ibercom SA (b)	33,494	3,895,784
Prosegur Cash SA (a)	3,759,700	10,142,234

TOTAL SPAIN		50,083,615

Sweden - 3.3%
Addlife AB	164,808	3,496,081
Alfa Laval AB	335,500	7,963,525
Essity AB Class B	46,160	1,139,989
HEXPOL AB (B Shares)	880,800	9,165,217
Indutrade AB	357,000	8,529,656
Nordea Bank AB	1,030,940	9,931,002
Swedbank AB (A Shares)	706,562	15,130,331

TOTAL SWEDEN		55,355,801

Switzerland - 5.4%
Credit Suisse Group AG	762,377	11,399,883
Julius Baer Group Ltd.	204,920	12,002,466
Kaba Holding AG (B Shares) (Reg.)	9,970	6,991,987
Lonza Group AG	41,756	11,033,876
Roche Holding AG (participation certificate)	119,545	26,522,030
Sika AG	71,950	9,982,763
UBS Group AG	829,300	12,833,508

TOTAL SWITZERLAND		90,766,513

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	991,600	7,050,102
United Microelectronics Corp.	16,429,000	9,144,907

TOTAL TAIWAN		16,195,009

United Kingdom - 21.5%
Admiral Group PLC	405,500	10,208,151
Aggreko PLC	56,000	499,605
Ascential PLC	1,833,863	10,954,009
BCA Marketplace PLC	530,100	1,539,119
Beazley PLC	716,500	5,541,221
British American Tobacco PLC (United Kingdom)	399,969	20,217,003
Charter Court Financial Services Group PLC (a)	409,046	1,799,282
Cineworld Group PLC	3,127,500	10,962,688
Close Brothers Group PLC	41,590	815,642
Compass Group PLC	662,973	14,161,205
Conviviality PLC (d)	1,095,500	731,568
Cranswick PLC	185,596	8,269,185
Dechra Pharmaceuticals PLC	152,100	5,584,419
Diploma PLC	490,800	8,491,784
DS Smith PLC	1,119,500	7,700,522
Halma PLC	499,471	9,030,723
Hastings Group Holdings PLC (a)	1,569,119	5,272,371
Hilton Food Group PLC	389,469	5,109,177
IntegraFin Holdings PLC (b)	1,343,858	6,384,804
Intertek Group PLC	133,110	10,041,407
James Fisher and Sons PLC	237,000	5,467,407
John Wood Group PLC	697,700	5,780,717
JTC PLC (b)	639,500	3,240,884
Liberty Global PLC Class C (b)	43,600	1,160,196
LivaNova PLC (b)	114,026	11,382,075
Lloyds Banking Group PLC	1,897,179	1,574,124
London Stock Exchange Group PLC	231,980	13,688,217
Melrose Industries PLC	4,051,623	11,373,344
Micro Focus International PLC	424,231	7,360,970
Prudential PLC	845,242	19,268,409
Reckitt Benckiser Group PLC	215,965	17,744,728
Rentokil Initial PLC	1,877,800	8,693,619
Rio Tinto PLC	225,692	12,439,807
Rolls-Royce Holdings PLC	745,162	9,705,795
Rotork PLC	1,793,426	7,921,927
Sabre Insurance Group PLC (a)(b)	824,800	2,949,916
Schroders PLC	216,767	9,034,351
Sinclair Pharma PLC (b)	2,649,983	640,009
Spectris PLC	306,135	10,544,965
St. James's Place Capital PLC	820,900	12,431,817
Standard Life PLC	2,385,384	10,253,396
The Weir Group PLC	413,904	10,924,996
Ultra Electronics Holdings PLC	315,500	6,870,289
Victrex PLC	272,700	10,487,364
Volution Group PLC	2,188,595	5,675,703

TOTAL UNITED KINGDOM		359,928,910

United States of America - 4.1%
Alphabet, Inc. Class C (b)	8,172	9,117,092
Boston Scientific Corp. (b)	267,400	8,743,980
Marsh & McLennan Companies, Inc.	104,800	8,590,456
Moody's Corp.	54,300	9,261,408
S&P Global, Inc.	85,377	17,407,517
Sherwin-Williams Co.	21,800	8,885,026
Worldpay, Inc. (b)	87,900	7,188,462

TOTAL UNITED STATES OF AMERICA		69,193,941

TOTAL COMMON STOCKS
(Cost $1,343,938,325)		1,635,515,609

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $14,732,004)	113,624	14,529,567

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.93% (e)	25,863,522	25,868,695
Fidelity Securities Lending Cash Central Fund 1.92% (e)(f)	2,093,973	2,094,392
TOTAL MONEY MARKET FUNDS
(Cost $27,962,877)		27,963,087
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,386,633,206)		1,678,008,263
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,374,729)
NET ASSETS - 100%		$1,676,633,534

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,802,249 or 3.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$202,342
Fidelity Securities Lending Cash Central Fund	365,130
Total	$567,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$190,223,469	$173,080,334	$17,143,135	$--
Consumer Staples	160,914,785	128,476,923	31,706,294	731,568
Energy	43,801,887	20,267,070	23,534,817	--
Financials	389,041,595	311,639,682	77,401,913	--
Health Care	225,838,106	120,691,597	105,146,509	--
Industrials	298,136,106	275,239,840	22,896,266	--
Information Technology	192,352,523	144,182,199	48,170,324	--
Materials	132,744,218	110,286,348	22,457,870	--
Real Estate	5,302,633	5,302,633	--	--
Telecommunication Services	11,689,854	11,689,854	--	--
Money Market Funds	27,963,087	27,963,087	--	--
Total Investments in Securities:	$1,678,008,263	$1,328,819,567	$348,457,128	$731,568

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$42,741,983
Level 2 to Level 1	$16,911,114

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,993,367) — See accompanying schedule: Unaffiliated issuers (cost $1,358,670,329)	$1,650,045,176
Fidelity Central Funds (cost $27,962,877)	27,963,087
Total Investment in Securities (cost $1,386,633,206)		$1,678,008,263
Cash		561,316
Foreign currency held at value (cost $5)		5
Receivable for investments sold		2,338,417
Receivable for fund shares sold		887,741
Dividends receivable		4,191,456
Distributions receivable from Fidelity Central Funds		117,097
Other receivables		211,924
Total assets		1,686,316,219
Liabilities
Payable for investments purchased	$411,143
Payable for fund shares redeemed	5,781,100
Accrued management fee	950,224
Distribution and service plan fees payable	83,325
Other affiliated payables	185,702
Other payables and accrued expenses	177,276
Collateral on securities loaned	2,093,915
Total liabilities		9,682,685
Net Assets		$1,676,633,534
Net Assets consist of:
Paid in capital		$1,333,854,684
Undistributed net investment income		19,999,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,467,426
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,311,720
Net Assets		$1,676,633,534
Initial Class:
Net Asset Value, offering price and redemption price per share ($779,301,294 ÷ 34,752,427 shares)		$22.42
Service Class:
Net Asset Value, offering price and redemption price per share ($136,644,656 ÷ 6,122,147 shares)		$22.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($337,342,682 ÷ 15,199,441 shares)		$22.19
Investor Class:
Net Asset Value, offering price and redemption price per share ($423,344,902 ÷ 18,948,855 shares)		$22.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$29,888,706
Income from Fidelity Central Funds		567,472
Income before foreign taxes withheld		30,456,178
Less foreign taxes withheld		(2,796,068)
Total income		27,660,110
Expenses
Management fee	$5,820,297
Transfer agent fees	741,210
Distribution and service plan fees	511,061
Accounting and security lending fees	391,486
Custodian fees and expenses	108,936
Independent trustees' fees and expenses	3,860
Appreciation in deferred trustee compensation account	11
Audit	42,843
Legal	1,373
Miscellaneous	6,516
Total expenses before reductions	7,627,593
Expense reductions	(133,687)
Total expenses after reductions		7,493,906
Net investment income (loss)		20,166,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,629,258
Fidelity Central Funds	(76)
Foreign currency transactions	(406,370)
Total net realized gain (loss)		40,222,812
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(93,310,140)
Fidelity Central Funds	(179)
Assets and liabilities in foreign currencies	(83,091)
Total change in net unrealized appreciation (depreciation)		(93,393,410)
Net gain (loss)		(53,170,598)
Net increase (decrease) in net assets resulting from operations		$(33,004,394)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,166,204	$22,754,382
Net realized gain (loss)	40,222,812	57,052,292
Change in net unrealized appreciation (depreciation)	(93,393,410)	343,499,589
Net increase (decrease) in net assets resulting from operations	(33,004,394)	423,306,263
Distributions to shareholders from net investment income	(431,135)	(22,319,167)
Distributions to shareholders from net realized gain	–	(1,537,352)
Total distributions	(431,135)	(23,856,519)
Share transactions - net increase (decrease)	(60,845,597)	(56,155,320)
Total increase (decrease) in net assets	(94,281,126)	343,294,424
Net Assets
Beginning of period	1,770,914,660	1,427,620,236
End of period	$1,676,633,534	$1,770,914,660
Other Information
Undistributed net investment income end of period	$19,999,704	$264,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.87	$17.81	$19.08	$18.70	$20.64	$16.09
Income from Investment Operations
Net investment income (loss)A	.27	.31	.28	.29	.32B	.25
Net realized and unrealized gain (loss)	(.71)	5.08	(1.25)	.38	(1.98)	4.63
Total from investment operations	(.44)	5.39	(.97)	.67	(1.66)	4.88
Distributions from net investment income	(.01)	(.31)	(.27)	(.27)	(.27)	(.26)
Distributions from net realized gain	–	(.02)	(.03)	(.02)	(.01)	(.07)
Total distributions	(.01)	(.33)	(.30)	(.29)	(.28)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$22.42	$22.87	$17.81	$19.08	$18.70	$20.64
Total ReturnD,E,F	(1.93)%	30.28%	(5.06)%	3.62%	(8.08)%	30.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.80%	.80%	.80%	.82%	.84%
Expenses net of fee waivers, if any	.79%I	.80%	.80%	.80%	.82%	.84%
Expenses net of all reductions	.78%I	.78%	.80%	.80%	.82%	.83%
Net investment income (loss)	2.38%I	1.46%	1.56%	1.46%	1.62%B	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$779,301	$822,994	$702,946	$758,522	$726,566	$829,382
Portfolio turnover rateJ	34%I	35%	102%	29%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.77	$17.74	$19.00	$18.63	$20.56	$16.02
Income from Investment Operations
Net investment income (loss)A	.26	.28	.27	.27	.30B	.24
Net realized and unrealized gain (loss)	(.70)	5.05	(1.24)	.37	(1.97)	4.61
Total from investment operations	(.44)	5.33	(.97)	.64	(1.67)	4.85
Distributions from net investment income	(.01)	(.28)	(.25)	(.25)	(.25)	(.24)
Distributions from net realized gain	–	(.02)	(.03)	(.02)	(.01)	(.07)
Total distributions	(.01)	(.30)	(.29)C	(.27)	(.26)	(.31)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$22.32	$22.77	$17.74	$19.00	$18.63	$20.56
Total ReturnE,F,G	(1.95)%	30.10%	(5.12)%	3.49%	(8.16)%	30.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.90%	.90%	.90%	.92%	.94%
Expenses net of fee waivers, if any	.89%J	.90%	.90%	.90%	.92%	.94%
Expenses net of all reductions	.88%J	.88%	.90%	.90%	.92%	.93%
Net investment income (loss)	2.28%J	1.36%	1.46%	1.36%	1.52%B	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$136,645	$141,047	$118,444	$138,766	$100,058	$118,920
Portfolio turnover rateK	34%J	35%	102%	29%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $.032 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.66	$17.65	$18.92	$18.55	$20.47	$15.95
Income from Investment Operations
Net investment income (loss)A	.24	.25	.24	.24	.27B	.21
Net realized and unrealized gain (loss)	(.71)	5.04	(1.25)	.38	(1.96)	4.59
Total from investment operations	(.47)	5.29	(1.01)	.62	(1.69)	4.80
Distributions from net investment income	–	(.26)	(.23)	(.23)	(.22)	(.21)
Distributions from net realized gain	–	(.02)	(.03)	(.02)	(.01)	(.07)
Total distributions	–	(.28)	(.26)	(.25)	(.23)	(.28)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$22.19	$22.66	$17.65	$18.92	$18.55	$20.47
Total ReturnD,E,F	(2.07)%	29.99%	(5.32)%	3.35%	(8.30)%	30.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.05%	1.05%	1.05%	1.07%	1.09%
Expenses net of fee waivers, if any	1.04%I	1.05%	1.05%	1.05%	1.07%	1.09%
Expenses net of all reductions	1.03%I	1.03%	1.05%	1.05%	1.07%	1.08%
Net investment income (loss)	2.13%I	1.21%	1.31%	1.21%	1.37%B	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$337,343	$361,446	$302,443	$345,818	$266,860	$316,863
Portfolio turnover rateJ	34%I	35%	102%	29%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.79	$17.75	$19.02	$18.64	$20.58	$16.04
Income from Investment Operations
Net investment income (loss)A	.26	.29	.27	.27	.30B	.24
Net realized and unrealized gain (loss)	(.70)	5.06	(1.25)	.39	(1.98)	4.62
Total from investment operations	(.44)	5.35	(.98)	.66	(1.68)	4.86
Distributions from net investment income	(.01)	(.29)	(.26)	(.26)	(.26)	(.25)
Distributions from net realized gain	–	(.02)	(.03)	(.02)	(.01)	(.07)
Total distributions	(.01)	(.31)	(.29)	(.28)	(.26)C	(.32)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$22.34	$22.79	$17.75	$19.02	$18.64	$20.58
Total ReturnE,F,G	(1.95)%	30.18%	(5.14)%	3.55%	(8.17)%	30.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.88%	.88%	.88%	.90%	.92%
Expenses net of fee waivers, if any	.87%J	.88%	.88%	.88%	.90%	.92%
Expenses net of all reductions	.86%J	.86%	.88%	.88%	.90%	.91%
Net investment income (loss)	2.30%J	1.38%	1.48%	1.38%	1.54%B	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$423,345	$445,429	$303,787	$315,254	$279,760	$294,173
Portfolio turnover rateK	34%J	35%	102%	29%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $47,223 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$339,885,519
Gross unrealized depreciation	(50,129,753)
Net unrealized appreciation (depreciation)	$289,755,766
Tax cost	$1,388,252,497

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,050,132 and $335,546,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$70,581
Service Class 2	440,480
$511,061

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$260,790
Service Class	45,435
Service Class 2	113,390
Investor Class	321,595
$741,210

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,355 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,523 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $365,130. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $124,563 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $399.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,725.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$282,824	$10,956,970
Service Class	30,759	1,740,479
Service Class 2	–	4,063,486
Investor Class	117,552	5,558,232
Total	$431,135	$22,319,167
From net realized gain
Initial Class	$–	$715,232
Service Class	–	122,569
Service Class 2	–	316,225
Investor Class	–	383,326
Total	$–	$1,537,352

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	2,024,822	3,939,081	$46,395,484	$81,647,867
Reinvestment of distributions	12,677	522,338	282,824	11,672,202
Shares redeemed	(3,268,261)	(7,942,813)	(75,417,732)	(167,477,813)
Net increase (decrease)	(1,230,762)	(3,481,394)	$(28,739,424)	$(74,157,744)
Service Class
Shares sold	357,006	458,423	$8,094,966	$9,659,492
Reinvestment of distributions	1,385	83,470	30,759	1,863,048
Shares redeemed	(429,759)	(1,026,405)	(9,832,834)	(21,192,961)
Net increase (decrease)	(71,368)	(484,512)	$(1,707,109)	$(9,670,421)
Service Class 2
Shares sold	493,750	1,454,959	$11,225,215	$29,464,030
Reinvestment of distributions	–	197,195	–	4,379,711
Shares redeemed	(1,247,036)	(2,832,702)	(28,336,045)	(57,908,938)
Net increase (decrease)	(753,286)	(1,180,548)	$(17,110,830)	$(24,065,197)
Investor Class
Shares sold	1,436,571	4,199,962	$33,042,616	$87,910,955
Reinvestment of distributions	5,288	265,961	117,552	5,941,558
Shares redeemed	(2,034,445)	(2,035,744)	(46,448,402)	(42,114,471)
Net increase (decrease)	(592,586)	2,430,179	$(13,288,234)	$51,738,042

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.79%
Actual		$1,000.00	$980.70	$3.88
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Service Class	.89%
Actual		$1,000.00	$980.50	$4.37
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Service Class 2	1.04%
Actual		$1,000.00	$979.30	$5.10
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Investor Class	.87%
Actual		$1,000.00	$980.50	$4.27
Hypothetical-C		$1,000.00	$1,020.48	$4.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPOVRS-SANN-0818
1.705696.120

Fidelity® Variable Insurance Products: Value Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Wells Fargo & Co.	3.1
Berkshire Hathaway, Inc. Class B	2.7
Merck & Co., Inc.	2.0
U.S. Bancorp	2.0
DowDuPont, Inc.	1.9
Jazz Pharmaceuticals PLC	1.8
ConocoPhillips Co.	1.7
Qualcomm, Inc.	1.7
CVS Health Corp.	1.6
United Technologies Corp.	1.5
20.0

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	23.8
Health Care	12.4
Energy	11.6
Consumer Discretionary	10.5
Information Technology	9.5

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	100.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.8)%

 * Foreign investments - 22.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	226,500	$1,732,725
Hotels, Restaurants & Leisure - 1.7%
Eldorado Resorts, Inc. (a)	63,800	2,494,580
U.S. Foods Holding Corp. (a)	86,500	3,271,430
		5,766,010
Household Durables - 1.6%
D.R. Horton, Inc.	43,900	1,799,900
Mohawk Industries, Inc. (a)	16,100	3,449,747
		5,249,647
Leisure Products - 0.7%
Mattel, Inc. (b)	149,100	2,448,222
Media - 4.0%
Discovery Communications, Inc. Class A (a)(b)	109,400	3,008,500
Interpublic Group of Companies, Inc.	115,500	2,707,320
Liberty Global PLC Class C (a)	86,000	2,288,460
Sinclair Broadcast Group, Inc. Class A	67,000	2,154,050
The Walt Disney Co.	30,800	3,228,148
		13,386,478
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	39,300	3,340,500
Specialty Retail - 1.0%
Lowe's Companies, Inc.	34,400	3,287,608

TOTAL CONSUMER DISCRETIONARY		35,211,190

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	79,800	3,466,609
Food Products - 2.9%
Darling International, Inc. (a)	167,000	3,319,960
Mondelez International, Inc.	100,900	4,136,900
TreeHouse Foods, Inc. (a)	43,000	2,257,930
		9,714,790
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	33,600	2,742,432
Personal Products - 0.7%
Coty, Inc. Class A	166,000	2,340,600
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	101,200	5,105,540

TOTAL CONSUMER STAPLES		23,369,971

ENERGY - 11.6%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	70,800	2,338,524
Oil, Gas & Consumable Fuels - 10.9%
Boardwalk Pipeline Partners, LP	162,800	1,891,736
BP PLC sponsored ADR	99,900	4,561,434
Cenovus Energy, Inc.	169,100	1,755,764
Cheniere Energy, Inc. (a)	44,600	2,907,474
ConocoPhillips Co.	84,400	5,875,928
Encana Corp.	145,100	1,895,080
EQT Corp.	36,700	2,025,106
Lundin Petroleum AB	128,000	4,082,910
Suncor Energy, Inc.	98,500	4,008,481
Teekay LNG Partners LP	160,000	2,696,000
Teekay Offshore Partners LP	579,100	1,528,824
Valero Energy Corp.	30,400	3,369,232
		36,597,969

TOTAL ENERGY		38,936,493

FINANCIALS - 23.8%
Banks - 6.6%
PNC Financial Services Group, Inc.	36,000	4,863,600
U.S. Bancorp	135,147	6,760,053
Wells Fargo & Co.	187,400	10,389,454
		22,013,107
Capital Markets - 6.9%
Ameriprise Financial, Inc.	25,500	3,566,940
Apollo Global Management LLC Class A	108,000	3,441,960
Ares Management LP	128,200	2,653,740
BlackRock, Inc. Class A	8,268	4,126,063
Legg Mason, Inc.	74,900	2,601,277
State Street Corp.	37,500	3,490,875
The Blackstone Group LP	105,700	3,400,369
		23,281,224
Consumer Finance - 5.5%
Capital One Financial Corp.	55,200	5,072,880
Discover Financial Services	73,407	5,168,587
OneMain Holdings, Inc. (a)	109,500	3,645,255
Synchrony Financial	133,800	4,466,244
		18,352,966
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	48,800	9,108,520
Insurance - 2.1%
American International Group, Inc.	62,600	3,319,052
Chubb Ltd.	29,000	3,683,580
		7,002,632

TOTAL FINANCIALS		79,758,449

HEALTH CARE - 12.4%
Health Care Providers & Services - 2.9%
Cigna Corp.	25,600	4,350,720
CVS Health Corp.	85,500	5,501,925
		9,852,645
Pharmaceuticals - 9.5%
Allergan PLC	24,800	4,134,656
Bayer AG	30,600	3,360,602
Jazz Pharmaceuticals PLC (a)	34,474	5,939,870
Merck & Co., Inc.	112,000	6,798,400
Novartis AG sponsored ADR	46,100	3,482,394
Roche Holding AG (participation certificate)	15,754	3,495,154
Sanofi SA sponsored ADR	113,100	4,525,131
		31,736,207

TOTAL HEALTH CARE		41,588,852

INDUSTRIALS - 8.9%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	16,200	3,511,998
United Technologies Corp.	41,400	5,176,242
		8,688,240
Airlines - 0.6%
American Airlines Group, Inc.	54,700	2,076,412
Commercial Services & Supplies - 1.0%
The Brink's Co.	41,800	3,333,550
Construction & Engineering - 0.9%
AECOM (a)	94,785	3,130,749
Machinery - 1.1%
Allison Transmission Holdings, Inc.	89,400	3,619,806
Trading Companies & Distributors - 2.1%
AerCap Holdings NV (a)	54,400	2,945,760
HD Supply Holdings, Inc. (a)	93,300	4,001,637
		6,947,397
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	48,300	2,038,260

TOTAL INDUSTRIALS		29,834,414

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	81,000	2,365,605
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	17,400	1,567,044
IT Services - 5.4%
Amdocs Ltd.	42,900	2,839,551
Cognizant Technology Solutions Corp. Class A	40,700	3,214,893
Conduent, Inc. (a)	116,000	2,107,720
DXC Technology Co.	27,900	2,249,019
First Data Corp. Class A (a)	165,100	3,455,543
Leidos Holdings, Inc.	70,500	4,159,500
		18,026,226
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	23,100	2,215,752
Qualcomm, Inc.	101,900	5,718,628
		7,934,380
Software - 0.5%
Micro Focus International PLC	107,600	1,867,003

TOTAL INFORMATION TECHNOLOGY		31,760,258

MATERIALS - 6.9%
Chemicals - 4.7%
DowDuPont, Inc.	99,181	6,538,012
LyondellBasell Industries NV Class A	27,200	2,987,920
Nutrien Ltd.	71,320	3,879,973
Westlake Chemical Corp.	21,400	2,303,282
		15,709,187
Construction Materials - 0.9%
Eagle Materials, Inc.	26,800	2,813,196
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	56,409	2,524,867
Graphic Packaging Holding Co.	128,800	1,868,888
		4,393,755

TOTAL MATERIALS		22,916,138

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	27,800	4,007,926
Equinix, Inc.	8,200	3,525,098
Equity Lifestyle Properties, Inc.	33,200	3,051,080
Outfront Media, Inc.	98,800	1,921,660
Public Storage	18,600	4,219,596
		16,725,360
UTILITIES - 5.2%
Electric Utilities - 4.0%
Exelon Corp.	102,800	4,379,280
NextEra Energy, Inc.	30,100	5,027,603
PPL Corp.	135,800	3,877,090
		13,283,973
Multi-Utilities - 1.2%
Sempra Energy	34,700	4,029,017

TOTAL UTILITIES		17,312,990

TOTAL COMMON STOCKS
(Cost $304,340,924)		337,414,115

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.93% (c)	20,560	20,564
Fidelity Securities Lending Cash Central Fund 1.92% (c)(d)	5,696,789	5,697,928
TOTAL MONEY MARKET FUNDS
(Cost $5,717,922)		5,718,492
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $310,058,846)		343,132,607
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(8,413,981)
NET ASSETS - 100%		$334,718,626

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,182
Fidelity Securities Lending Cash Central Fund	9,291
Total	$30,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,211,190	$35,211,190	$--	$--
Consumer Staples	23,369,971	23,369,971	--	--
Energy	38,936,493	38,936,493	--	--
Financials	79,758,449	79,758,449	--	--
Health Care	41,588,852	34,733,096	6,855,756	--
Industrials	29,834,414	29,834,414	--	--
Information Technology	31,760,258	29,893,255	1,867,003	--
Materials	22,916,138	22,916,138	--	--
Real Estate	16,725,360	16,725,360	--	--
Utilities	17,312,990	17,312,990	--	--
Money Market Funds	5,718,492	5,718,492	--	--
Total Investments in Securities:	$343,132,607	$334,409,848	$8,722,759	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
Canada	4.6%
United Kingdom	4.1%
Switzerland	3.7%
Ireland	3.0%
Netherlands	1.8%
France	1.4%
Marshall Islands	1.2%
Sweden	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,456,722) — See accompanying schedule: Unaffiliated issuers (cost $304,340,924)	$337,414,115
Fidelity Central Funds (cost $5,717,922)	5,718,492
Total Investment in Securities (cost $310,058,846)		$343,132,607
Cash		223,299
Foreign currency held at value (cost $7,360)		7,360
Receivable for investments sold		6,918,814
Receivable for fund shares sold		93,870
Dividends receivable		474,044
Distributions receivable from Fidelity Central Funds		9,956
Other receivables		3,548
Total assets		350,863,498
Liabilities
Payable for investments purchased	$1,807,915
Payable for fund shares redeemed	4,327,306
Accrued management fee	154,399
Distribution and service plan fees payable	2,036
Notes payable to affiliates	4,080,000
Other affiliated payables	43,680
Other payables and accrued expenses	32,161
Collateral on securities loaned	5,697,375
Total liabilities		16,144,872
Net Assets		$334,718,626
Net Assets consist of:
Paid in capital		$279,408,572
Undistributed net investment income		2,412,518
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,823,705
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,073,831
Net Assets		$334,718,626
Initial Class:
Net Asset Value, offering price and redemption price per share ($127,859,713 ÷ 8,147,847 shares)		$15.69
Service Class:
Net Asset Value, offering price and redemption price per share ($343,829 ÷ 21,928 shares)		$15.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,392,992 ÷ 607,257 shares)		$15.47
Investor Class:
Net Asset Value, offering price and redemption price per share ($197,122,092 ÷ 12,587,524 shares)		$15.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$3,588,401
Income from Fidelity Central Funds		30,473
Total income		3,618,874
Expenses
Management fee	$919,878
Transfer agent fees	188,969
Distribution and service plan fees	12,008
Accounting and security lending fees	66,829
Custodian fees and expenses	5,635
Independent trustees' fees and expenses	753
Audit	27,995
Legal	2,359
Interest	600
Miscellaneous	1,106
Total expenses before reductions	1,226,132
Expense reductions	(12,003)
Total expenses after reductions		1,214,129
Net investment income (loss)		2,404,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,687,874
Fidelity Central Funds	588
Foreign currency transactions	(3,761)
Total net realized gain (loss)		19,684,701
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,281,905)
Fidelity Central Funds	(18)
Assets and liabilities in foreign currencies	(417)
Total change in net unrealized appreciation (depreciation)		(23,282,340)
Net gain (loss)		(3,597,639)
Net increase (decrease) in net assets resulting from operations		$(1,192,894)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,404,745	$4,311,412
Net realized gain (loss)	19,684,701	22,473,492
Change in net unrealized appreciation (depreciation)	(23,282,340)	21,692,622
Net increase (decrease) in net assets resulting from operations	(1,192,894)	48,477,526
Distributions to shareholders from net investment income	(536,885)	(4,225,252)
Distributions to shareholders from net realized gain	(11,787,798)	(9,151,368)
Total distributions	(12,324,683)	(13,376,620)
Share transactions - net increase (decrease)	3,585,288	(21,148,773)
Total increase (decrease) in net assets	(9,932,289)	13,952,133
Net Assets
Beginning of period	344,650,915	330,698,782
End of period	$334,718,626	$344,650,915
Other Information
Undistributed net investment income end of period	$2,412,518	$544,658

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$14.74	$13.36	$16.04	$15.18	$12.60
Income from Investment Operations
Net investment income (loss)A	.12	.21B	.18	.21	.24C	.19
Net realized and unrealized gain (loss)	(.20)	2.07	1.43	(.35)	1.47	3.84
Total from investment operations	(.08)	2.28	1.61	(.14)	1.71	4.03
Distributions from net investment income	(.03)	(.21)	(.15)	(.21)	(.22)	(.17)
Distributions from net realized gain	(.56)	(.45)	(.07)	(2.33)	(.63)	(1.27)
Total distributions	(.59)	(.66)	(.23)D	(2.54)	(.85)	(1.45)E
Net asset value, end of period	$15.69	$16.36	$14.74	$13.36	$16.04	$15.18
Total ReturnF,G,H	(.37)%	15.58%	12.08%	(.75)%	11.41%	32.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.67%K	.68%	.69%	.69%	.69%	.71%
Expenses net of fee waivers, if any	.67%K	.68%	.69%	.69%	.69%	.70%
Expenses net of all reductions	.66%K	.67%	.69%	.68%	.69%	.70%
Net investment income (loss)	1.47%K	1.34%B	1.33%	1.35%	1.54%C	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$127,860	$130,365	$126,526	$129,151	$130,678	$115,004
Portfolio turnover rateL	85%K	55%	63%	78%M	53%	96%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.074 per share.

 E Total distributions of $1.45 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $1.274 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$14.73	$13.36	$16.04	$15.18	$12.60
Income from Investment Operations
Net investment income (loss)A	.11	.19B	.17	.19	.23C	.17
Net realized and unrealized gain (loss)	(.20)	2.08	1.41	(.34)	1.47	3.84
Total from investment operations	(.09)	2.27	1.58	(.15)	1.70	4.01
Distributions from net investment income	(.03)	(.20)	(.14)	(.20)	(.21)	(.15)
Distributions from net realized gain	(.56)	(.45)	(.07)	(2.33)	(.63)	(1.27)
Total distributions	(.59)	(.64)D	(.21)	(2.53)	(.84)	(1.43)E
Net asset value, end of period	$15.68	$16.36	$14.73	$13.36	$16.04	$15.18
Total ReturnF,G,H	(.44)%	15.53%	11.90%	(.82)%	11.31%	32.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.78%	.79%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.77%K	.78%	.79%	.78%	.79%	.80%
Expenses net of all reductions	.76%K	.77%	.79%	.78%	.79%	.79%
Net investment income (loss)	1.37%K	1.24%B	1.23%	1.25%	1.44%C	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$344	$368	$400	$520	$230	$214
Portfolio turnover rateL	85%K	55%	63%	78%M	53%	96%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.449 per share.

 E Total distributions of $1.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $1.274 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.15	$14.55	$13.21	$15.89	$15.05	$12.50
Income from Investment Operations
Net investment income (loss)A	.09	.17B	.15	.17	.20C	.15
Net realized and unrealized gain (loss)	(.19)	2.05	1.39	(.34)	1.45	3.81
Total from investment operations	(.10)	2.22	1.54	(.17)	1.65	3.96
Distributions from net investment income	(.02)	(.17)	(.13)	(.18)	(.18)	(.14)
Distributions from net realized gain	(.56)	(.45)	(.07)	(2.33)	(.63)	(1.27)
Total distributions	(.58)	(.62)	(.20)	(2.51)	(.81)	(1.41)
Net asset value, end of period	$15.47	$16.15	$14.55	$13.21	$15.89	$15.05
Total ReturnD,E,F	(.47)%	15.36%	11.71%	(.97)%	11.11%	32.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.93%	.94%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.92%I	.93%	.94%	.93%	.94%	.96%
Expenses net of all reductions	.91%I	.92%	.94%	.93%	.94%	.95%
Net investment income (loss)	1.22%I	1.09%B	1.08%	1.10%	1.29%C	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$9,393	$9,474	$9,050	$9,026	$7,945	$5,831
Portfolio turnover rateJ	85%I	55%	63%	78%K	53%	96%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$14.71	$13.35	$16.02	$15.17	$12.59
Income from Investment Operations
Net investment income (loss)A	.11	.20B	.17	.19	.23C	.18
Net realized and unrealized gain (loss)	(.19)	2.07	1.41	(.33)	1.46	3.84
Total from investment operations	(.08)	2.27	1.58	(.14)	1.69	4.02
Distributions from net investment income	(.03)	(.20)	(.14)	(.20)	(.21)	(.16)
Distributions from net realized gain	(.56)	(.45)	(.07)	(2.33)	(.63)	(1.27)
Total distributions	(.59)	(.65)	(.22)D	(2.53)	(.84)	(1.44)E
Net asset value, end of period	$15.66	$16.33	$14.71	$13.35	$16.02	$15.17
Total ReturnF,G,H	(.38)%	15.52%	11.88%	(.76)%	11.28%	32.42%
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.76%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.74%K	.76%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.74%K	.75%	.77%	.76%	.77%	.78%
Net investment income (loss)	1.39%K	1.26%B	1.25%	1.27%	1.46%C	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$197,122	$204,443	$194,723	$170,782	$154,089	$110,911
Portfolio turnover rateL	85%K	55%	63%	78%M	53%	96%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.074 per share.

 E Total distributions of $1.44 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $1.274 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,331,286
Gross unrealized depreciation	(14,346,443)
Net unrealized appreciation (depreciation)	$32,984,843
Tax cost	$310,147,764

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,199,808 and $143,178,111, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$175
Service Class 2	11,833
$12,008

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$41,764
Service Class	113
Service Class 2	3,047
Investor Class	144,045
$188,969

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,868 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,500,750	2.22%	$600

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $483 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,291. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,296 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,707.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$212,608	$1,675,473
Service Class	562	4,429
Service Class 2	12,082	100,362
Investor Class	311,633	2,444,988
Total	$536,885	$4,225,252
From net realized gain
Initial Class	$4,433,267	$3,476,918
Service Class	12,664	9,850
Service Class 2	323,902	253,688
Investor Class	7,017,965	5,410,912
Total	$11,787,798	$9,151,368

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	721,936	1,179,492	$11,390,914	$18,495,462
Reinvestment of distributions	306,052	321,427	4,645,875	5,152,391
Shares redeemed	(847,951)	(2,118,307)	(13,514,355)	(33,276,481)
Net increase (decrease)	180,037	(617,388)	$2,522,434	$(9,628,628)
Service Class
Shares sold	2	1	$25	$22
Reinvestment of distributions	617	891	9,365	14,279
Shares redeemed	(1,203)	(5,555)	(18,936)	(88,594)
Net increase (decrease)	(584)	(4,663)	$(9,546)	$(74,293)
Service Class 2
Shares sold	76,811	149,201	$1,179,541	$2,269,208
Reinvestment of distributions	22,444	22,362	335,984	354,050
Shares redeemed	(78,660)	(206,693)	(1,238,839)	(3,191,721)
Net increase (decrease)	20,595	(35,130)	$276,686	$(568,463)
Investor Class
Shares sold	542,498	1,379,999	$8,616,045	$21,590,812
Reinvestment of distributions	483,802	490,613	7,329,598	7,855,900
Shares redeemed	(955,723)	(2,587,901)	(15,149,929)	(40,324,101)
Net increase (decrease)	70,577	(717,289)	$795,714	$(10,877,389)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 49% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.67%
Actual		$1,000.00	$996.30	$3.32
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$995.60	$3.81
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$995.30	$4.55
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.74%
Actual		$1,000.00	$996.20	$3.66
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVAL-SANN-0818
1.761034.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2018